UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 762-7085

Date of fiscal year end:	8/31

Date of reporting period:	05/31/17

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

May 31, 2017

(Unaudited)

Principal Amount	Security Description	Amortized Cost or Value

U.S. Treasury Obligations (60.4%)
U.S. Treasury Bills
$90,000,000	0.54%, 6/15/17 (a)	$89,979,665
80,000,000	0.58%, 7/27/17 (a)	79,927,076
60,000,000	0.60%, 7/20/17 (a)	59,950,347
80,000,000	0.65%, 6/22/17 (a)	79,968,033
80,000,000	0.68%, 6/1/17 (a)	80,000,000
60,000,000	0.82%, 9/7/17 (a)	59,864,433
50,000,000	0.89%, 8/17/17 (a)	49,903,793
		499,593,347
U.S. Treasury Notes
90,000,000	1.04%, 7/31/17 (b)	90,002,692
100,000,000	1.13%, 10/31/17 (b)	100,060,434
80,000,000	1.15%, 4/30/18 (b)	80,166,498
40,000,000	1.23%, 1/31/18 (b)	40,072,817
		310,302,441
Total U.S. Treasury Obligations		809,895,788

Repurchase Agreements (31.5%)
45,056,228	Bank of Montreal, 0.76%, 6/1/17, (Purchased on 5/31/17, proceeds at maturity $45,057,179, collateralized by various U.S. Treasury Obligations, (0.00% - 4.50%), (5/24/18 - 2/15/43), fair value of $45,957,375)	45,056,228
176,100,000	Credit Agricole CIB, 0.79%, 6/1/17, (Purchased on 5/31/17, proceeds at maturity $176,103,864, collateralized by U.S. Treasury Obligations, (1.50%), (2/28/23), fair value of $179,622,057)	176,100,000

Principal Amount	Security Description	Amortized Cost or Value

Repurchase Agreements, continued:
$10,000,000	Goldman Sachs & Co., 0.75%, 6/1/17, (Purchased on 5/31/17, proceeds at maturity $10,000,208, collateralized by U.S. Treasury Obligations, (2.13%), (1/31/21), fair value of $10,200,037)	$10,000,000
90,000,000	Mizuho Securities USA LLC, 0.82%, 6/1/17, (Purchased on 5/31/17, proceeds at maturity $90,002,050, collateralized by various U.S. Treasury Obligations, (2.00%), (11/30/20 - 10/31/21), fair value of $91,800,029)	90,000,000
100,000,000	RBC Capital Markets LLC, 0.78%, 6/1/17, (Purchased on 5/31/17, proceeds at maturity $100,002,167, collateralized by various U.S. Treasury Obligations, (0.13% - 4.63%), (7/31/17 - 2/15/40), fair value of $102,000,078)	100,000,000
Total Repurchase Agreements		421,156,228

Investment Companies (8.1%)

54,158,361	Goldman Sachs Financial Square Treasury Obligations Fund, 0.64%(c)	54,158,361
54,048,630	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 0.76%(c)	54,048,630
Total Investment Companies		108,206,991

Total Investments (Cost $1,339,259,007)(d) - 100.0%		1,339,259,007
Liabilities in excess of other assets — 0.0%		(428,576)
Net Assets - 100.0%		$1,338,830,431

(a)	Rate represents the effective yield at purchase.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Government Securities Money Market Fund

Schedule of Portfolio Investments

May 31, 2017

(Unaudited)

Principal Amount	Security Description	Amortized Cost or Value

U.S. Government Agency Securities (32.4%)
Federal Farm Credit Bank
$20,000,000	0.86%, 9/14/17 (a)	$19,999,724
20,000,000	0.99%, 8/30/17 (a)	20,000,000
10,000,000	1.03%, 6/20/17 (a)	10,000,000
35,000,000	1.07%, 6/29/17 (a)	35,000,060
		84,999,784
Federal Home Loan Bank
25,000,000	0.63%, 8/9/17 (b)	24,969,333
30,000,000	0.72%, 6/19/17 (b)	29,988,600
30,000,000	0.77%, 1/25/18 (a)	30,000,000
30,000,000	0.80%, 2/9/18 (a)	30,001,043
20,000,000	0.82%, 11/15/17 (a)	20,000,000
50,000,000	0.82%, 2/9/18 (a)	50,001,935
40,000,000	0.82%, 2/1/18 (a)	40,000,000
20,000,000	0.87%, 1/26/18 (a)	20,000,000
60,000,000	0.93%, 8/21/17 (b)	59,873,095
50,000,000	0.94%, 7/28/17 (b)	49,924,792
7,800,000	1.06%, 12/5/17 (a)	7,805,266
21,835,000	1.06%, 12/7/17 (a)	21,851,504
		384,415,568
Federal National Mortgage Assoc.
30,000,000	0.52%, 6/26/17 (b)	29,988,750
Total U.S. Government Agency Securities		499,404,102

U.S. Treasury Obligations (13.6%)
U.S. Treasury Bills
90,000,000	0.54%, 6/15/17 (b)	89,978,720
40,000,000	0.59%, 6/1/17 (b)	40,000,000
		129,978,720
U.S. Treasury Notes
80,000,000	1.13%, 10/31/17 (a)	80,044,142
Total U.S. Treasury Obligations		210,022,862

Repurchase Agreements (44.8%)
56,912,572	Bank of Montreal, 0.76%, 6/1/17, (Purchased on 5/31/17, proceeds at maturity $56,913,773, collateralized by various U.S. Treasury Obligations, (0.00% - 3.63%), (6/30/17 - 2/15/46), fair value of $58,050,824)	56,912,572

Principal Amount	Security Description	Amortized Cost or Value

Repurchase Agreements, continued:
$200,000,000	Credit Agricole CIB, 0.79%, 6/1/17, (Purchased on 5/31/17, proceeds at maturity $200,004,389, collateralized by U.S. Treasury Obligations, (2.00%), (2/15/25), fair value of $204,000,079)	$200,000,000
40,000,000	Goldman Sachs & Co., 0.77%, 6/1/17, (Purchased on 5/31/17, proceeds at maturity $40,000,856, collateralized by various U.S. Government Agency Obligations, (0.00% - 3.30%), (11/15/17 - 12/01/26), fair value of $40,803,844)	40,000,000
95,000,000	Mizuho Securities USA LLC, 0.82%, 6/1/17, (Purchased on 5/31/17, proceeds at maturity $95,002,164, collateralized by various U.S. Treasury Obligations, (2.00%), (5/31/21 - 10/31/21), fair value of $96,900,056)	95,000,000
100,000,000	RBC Capital Markets LLC, 0.79%, 6/1/17, (Purchased on 5/31/17, proceeds at maturity $100,002,194, collateralized by various U.S. Government Agency Obligations, (0.00% - 8.63%), (6/01/17 - 8/10/35), fair value of $102,000,312)	100,000,000
200,000,000	Wells Fargo Securities LLC, 0.77%, 6/1/17, (Purchased on 5/31/17, proceeds at maturity $200,004,278, collateralized by various U.S. Government Agency Obligations, (0.00% - 7.13%), (6/29/17 - 1/15/36), fair value of $204,000,742)	200,000,000
Total Repurchase Agreements		691,912,572

Investment Companies (9.3%)

71,935,004	Goldman Sachs Financial Square Treasury Obligations Fund, 0.64%(c)	71,935,004
71,200,000	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 0.76%(c)	71,200,000
Total Investment Companies		143,135,004

Total Investments (Cost $1,544,474,540)(d) - 100.1%		1,544,474,540
Liabilities in excess of other assets — (0.1)%		(933,188)
Net Assets - 100.0%		$1,543,541,352

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(b)	Rate represents the effective yield at purchase.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (98.7%)
Alabama (1.7%)
$580,000	Madison County Alabama, GO, 4.00%, 9/1/24	$667,075
Arizona (5.2%)
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Continuously Callable @ 100	774,593
500,000	Gila County Arizona School Unified District #10 Payson, GO, 5.00%, 7/1/26, Continuously Callable @ 100	598,095
500,000	Tucson Arizona Water Revenue, 5.00%, 7/1/25	619,280
		1,991,968
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,245
Colorado (4.0%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	932,633
500,000	El Paso County Colorado School District #20, GO, 4.00%, 12/15/25, Continuously Callable @ 100, Insured by: State Aid Withholding	576,735
		1,509,368
Georgia (1.0%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Pre-refunded 1/1/19 @ 100	372,505
Hawaii (2.0%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Pre-refunded 7/1/17 @ 100, AGM	752,610
Illinois (3.3%)
650,000	Cook County Illinois School District #111 Burbank, GO, 4.00%, 12/1/26, AGM	720,317
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	225,053
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Insured by: AGM, ETM	311,189
		1,256,559
Indiana (1.3%)
500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	511,715
Iowa (2.0%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Continuously Callable @ 100	758,196
Massachusetts (1.7%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	630,146

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Minnesota (2.1%)
$750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Pre-refunded 12/1/19 @ 100	$805,364
Missouri (1.4%)
500,000	Jackson County Missouri Reorganized School District #4 Blue Springs, GO, 4.00%, 3/1/28, Continuously Callable @ 100, Insured by: State Aid Withholding	550,800
Montana (1.8%)
700,000	Forsyth Montana Pollution Control Revenue, 0.80%, 1/1/18, Callable 7/1/17 @ 100, Enhanced by: LOC*(a)	700,000
New Mexico (1.5%)
500,000	Sandoval County New Mexico Gross Receipts Tax Revenue, 4.00%, 6/1/28, Continuously Callable @ 100	560,470
North Carolina (2.1%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Pre-refunded 2/1/19 @ 100	787,238
Pennsylvania (5.9%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Pre-refunded 5/15/18 @ 100, Insured by: State Aid Withholding	779,685
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Pre-refunded 2/15/19 @ 100, Insured by: State Aid Withholding	689,137
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Pre-refunded 5/15/19 @ 100, Insured by: State Aid Withholding	805,020
		2,273,842
South Carolina (2.1%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Pre-refunded 4/1/19 @ 100	817,051
Tennessee (3.7%)
525,000	Metro Government of Nashville & Davidson County Tennessee, GO, 4.00%, 7/1/28, Continuously Callable @ 100	603,808
75,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Continuously Callable @ 100	78,343
675,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Pre-refunded 4/1/19 @ 100	711,591
		1,393,742
Texas (35.1%)
95,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	101,268
205,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Pre-refunded 2/15/19 @ 100	219,028

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$610,000	Archer City Texas Independent School District, GO, Series B, 4.00%, 8/15/26, Continuously Callable @ 100, Insured by: PSF-GTD	$693,863
500,000	City of Arlington Texas, GO, 4.00%, 8/15/28, Continuously Callable @ 100	553,885
500,000	City of Melissa Texas, GO, 4.00%, 2/15/28, Continuously Callable @ 100, Insured by: BAM	547,620
550,000	Del Valle Texas Independent School District, GO, 4.00%, 6/15/26, Continuously Callable @ 100, Insured by: PSF-GTD	618,327
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	642,092
750,000	Garland Texas Electric Utility System Revenue Refunding, Series B, 5.00%, 3/1/26	897,832
475,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Pre-refunded 11/15/17 @ 100, AGM	483,769
150,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, AGM	152,721
740,000	Kerr County Texas, Ltd., GO, 4.00%, 2/15/25, Continuously Callable @ 100	837,738
45,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: AGC	45,873
595,000	Kyle Texas, GO, 4.00%, 2/15/22, Pre-refunded 2/15/18 @ 100, Insured by: AGC	607,983
500,000	Lancaster Texas, GO, 5.00%, 2/15/25	606,865
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Pre-refunded 2/15/19 @ 100	801,060
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	540,080
590,000	Melissa Texas Independent School District School Building, GO, 4.00%, 8/1/27, Continuously Callable @ 100, Insured by: PSF-GTD	666,128
600,000	San Antonio Texas Water Revenue, 5.00%, 5/15/26, Continuously Callable @ 100	731,112
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Pre-refunded 8/15/17 @ 100, AGM	504,280
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Pre-refunded 8/15/18 @ 100, Insured by: PSF-GTD	524,110
625,000	Waco Texas, GO, 4.00%, 2/1/25, Continuously Callable @ 100	702,938

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Pre-refunded 2/15/18 @ 100, Insured by: PSF-GTD	$464,787
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Pre-refunded 2/15/19 @ 100	801,593
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Pre-refunded 2/15/18 @ 100	658,739
		13,403,691
Utah (1.9%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Pre-refunded 6/15/18 @ 100, AGM	729,512
Vermont (1.8%)
600,000	City of Burlington Vermont, GO, Series C, 4.00%, 11/1/28, Insured by: BAM	677,376
Virginia (2.1%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Pre-refunded 4/1/19 @ 100, Insured by: State Aid Withholding	790,695
Washington (11.7%)
65,000	City of Seattle Washington, GO, 5.00%, 5/1/21, Continuously Callable @ 100	69,882
685,000	City of Seattle Washington, GO, 5.00%, 5/1/21, Pre-refunded 5/1/19 @ 100	737,258
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Pre-refunded 6/1/18 @ 100	521,515
500,000	King County Washington School District #414 Lake Washington, GO, 4.00%, 12/1/28, Continuously Callable @ 100, Insured by: School Bond Guarantee	567,800
335,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Pre-refunded 1/1/21 @ 100	380,011
165,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	184,279
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Pre-refunded 6/1/18 @ 100, AGM	520,290
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	760,768
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	696,319
		4,438,122
West Virginia (1.6%)
500,000	West Virginia State, GO, 5.00%, 11/1/26	628,020
Wisconsin (1.5%)
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Continuously Callable @ 100	587,001
Total Municipal Bonds		37,673,311

Investment in Affiliates (0.2%)
62,967	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.58%(b)	62,967
Total Investment in Affiliates		62,967

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment in Affiliates, continued:
Total Investments (Cost $36,409,703)(c) - 98.9%		$37,736,278
Other assets in excess of liabilities — 1.1%		431,651
Net Assets - 100.0%		$38,167,929

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
LOC	Letter of Credit
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (6.7%)
$102,397	Bayview Financial Acquisition Trust, Series 2003-AA, M2, 5.28%, 2/25/33(a)	$102,095
7,611	Bayview Financial Acquisition Trust, Series 2006-A, 1A5, 5.70%, 2/28/41*(b)	7,615
268,950	BCC Funding Corp., Series 2014-1A, A, 1.79%, 6/20/20(a)	268,614
17,012	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, A5, 5.01%, 11/25/34*(b)	17,533
362,282	Conseco Finance Home Equity Loan Trust, Series 2002-B, M1, 2.74%, 5/15/33*(b)	361,655
558	Countrywide Asset-Backed Certificates, Series 2002-S1, A5, 6.46%, 5/25/32*(b)	576
16,627	Countrywide Home Equity Loan Trust, Series 2004-C, C, 1.21%, 1/15/34*(b)	15,582
536,813	Fremont Home Loan Trust, Series 2004-3, M5, 2.90%, 11/25/34*(b)	286,513
1,496,313	Goal Capital Funding Trust 2007-1, Series 2007-1, A3, 1.24%, 9/25/28(b)	1,495,255
673	IMC Home Equity Loan Trust, Series 1998-1, A6, 7.02%, 6/20/29(b)	673
904,993	Nations Equipment Finance Funding LLC, Series 16-1A, A, 3.61%, 2/20/21*(a)(b)	909,277
168,567	Nations Equipment Finance Funding LLC, Series 2014-1A, A, 1.56%, 7/20/18*(a)	168,474
1,226,640	Raspro Trust, Series 2005-1A, G, 1.55%, 3/23/24(a)(b)	1,189,841
226,222	Residential Asset Mortgage Products, Inc., Series 2002-RS2, AI5, 6.03%, 3/25/32*	230,570
13,842	Residential Funding Mortgage Securities, Series 2003-HS2, AI4, 4.37%, 7/25/33*(b)	13,795
795	Residential Funding Mortgage Securities I, Series 2004-HS1, AI6, 3.64%, 3/25/34(b)	794
23,048	Saxon Asset Securities Trust, Series 2003-3, AF6, 4.88%, 12/25/33*(b)	23,182
220,874	Soundview Home Equity Loan Trust, Series 2005-B, M2, 6.22%, 5/25/35*(b)	208,557
1,458,523	Sun Trust Student Loan Trust, Series 2006-1A, B, 1.44%, 10/28/37(a)(b)	1,340,466
Total Asset Backed Securities		6,641,067

Mortgage Backed Securities† (51.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.6%)
173,101	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.19%, 2/25/36*(b)	146,676
14,485	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.85%, 7/25/35*(b)	11,920
33,398	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.97%, 7/20/35*(b)	25,250

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$2,732	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 1.12%, 10/25/36*(b)	$1,867
47,576	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33*(b)	47,598
6,500	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34*(b)	6,523
9,252	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36*(b)	8,385
24,679	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 3.01%, 9/25/34*(b)	24,134
168,101	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(b)	169,413
15,060	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 3.11%, 4/21/34*(b)	15,481
36,990	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.64%, 8/25/35*(b)	36,464
93,191	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.81%, 9/25/34*(b)	92,328
38,380	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.31%, 1/25/36*(b)	31,974
		618,013
Alt-A - Fixed Rate Mortgage Backed Securities (1.4%)
21,924	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	19,773
37,241	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	34,250
3,810	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	3,873
33,025	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	30,049
31,927	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	25,619
31,443	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	25,570
31,695	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	27,642
195,745	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	137,582
86,008	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	88,231
83,891	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	69,600

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$46,138	Master Adjustable Rate Mortgage Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20*	$46,923
9,374	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19*	9,406
44,358	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	45,316
6,086	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	6,389
497,860	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	526,892
28,997	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34*	29,529
8,941	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	9,578
55,931	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18*	56,006
13,312	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	13,358
49,076	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19*	48,474
62,265	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	56,145
315	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17*	314
2,645	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18*	2,663
53,645	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36*	35,634
44,822	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37*	39,541
34,278	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	34,220
		1,422,577
Commercial Mortgage Backed Securities (0.5%)
257,172	Credit Suisse Mortgage Trust, Series 2007-C4, Class A4, 6.14%, 9/15/39(b)	256,960
226,014	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	225,808
		482,768
Prime Adjustable Rate Mortgage Backed Securities (5.0%)
91,189	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 3.01%, 3/25/35*(b)	86,214
19,459	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.62%, 5/25/35(b)	19,677
356,617	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36*(b)	162,792

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$9,181	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.12%, 6/25/34*(b)	$9,093
16,108	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.26%, 9/25/33*(b)	15,976
17,439	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.44%, 2/25/36*(b)	16,161
12,928	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.45%, 11/20/36*(b)	12,495
20,490	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.83%, 10/25/35*(b)	19,792
13,111	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.86%, 9/25/34*(b)	12,279
11,800	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 3.35%, 1/25/35*(b)	12,090
73,802	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.41%, 10/25/36*(b)	69,353
54,249	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.28%, 3/25/31*(b)	54,408
26,223	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.01%, 7/25/37*(b)	23,656
37,077	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 3.08%, 8/25/35(b)	37,119
1,032,985	Coast Savings & Loan Association, Series 1992-1, Class A, 2.54%, 7/25/22(b)	1,041,971
50,721	Countrywide Home Loans, Series 2004-12, Class 12A1, 3.12%, 8/25/34*(b)	46,513
10,986	Countrywide Home Loans, Series 2003-60, Class 2A1, 3.28%, 2/25/34*(b)	10,796
21,890	Countrywide Home Loans, Series 2003-58, Class 2A2, 3.35%, 2/19/34*(b)	21,958
518	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.73%, 9/25/33*(b)	483
44,625	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 3.26%, 11/25/32*(b)	17,264
65,703	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.34%, 11/25/34*(b)	67,731
89,991	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 3.13%, 7/27/36(a)(b)	89,789
25,630	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.89%, 10/25/35*(b)	23,776
153,376	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.47%, 11/19/35*(b)	145,861
60,335	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.62%, 7/25/35(a)(b)	60,218

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$51,635	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 3.21%, 11/25/35*(b)	$52,263
72,994	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.58%, 4/25/35*(b)	70,448
20,022	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.50%, 12/19/35*(b)	17,495
135,557	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.85%, 1/19/35*(b)	126,765
1,343,245	Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1, 1.47%, 7/25/34*(b)	1,335,109
22,107	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.04%, 8/25/34*(b)	20,324
79,115	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.13%, 9/25/36*(b)	75,039
54,592	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.21%, 8/25/34*(b)	53,885
42,048	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.26%, 7/25/36*(b)	37,868
63,724	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.31%, 8/25/36*(b)	50,186
8,772	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 3.07%, 7/25/35*(b)	8,706
5,368	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.07%, 8/25/36*(b)	4,951
32,627	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(b)	32,597
2,920	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.30%, 2/25/34*(b)	2,913
20,820	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.34%, 7/25/34*(b)	20,831
28,209	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 3.05%, 12/25/34*(b)	28,282
49,954	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.20%, 8/25/34*(b)	50,602
30,957	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.35%, 8/25/34*(b)	30,702
58,468	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 3.12%, 6/25/34*(b)	57,871
4,157	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 3.21%, 2/25/34*(b)	4,178
52,404	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.34%, 11/25/34*(b)	52,412
265,136	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 3.48%, 4/25/34*(b)	262,403

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$65,901	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 3.60%, 12/25/34*(b)	$62,231
22,200	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.07%, 12/27/35*(b)	20,288
36,777	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 3.21%, 7/25/33*(b)	36,129
14,310	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.52%, 8/20/35*(b)	5,705
3,799	Washington Mutual, Series 2006-AR8, Class 1A1, 2.86%, 8/25/46*(b)	3,470
20,325	Washington Mutual, Series 2006-AR10, Class 1A2, 2.88%, 9/25/36*(b)	19,099
14,352	Washington Mutual, Series 2004-AR3, Class A2, 2.97%, 6/25/34*(b)	14,540
17,155	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 1.44%, 7/25/44*(b)	16,608
126,989	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.66%, 11/25/36*(b)	120,596
17,653	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 3.06%, 6/25/34*(b)	17,900
5,777	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 3.11%, 4/25/36*(b)	5,797
59,198	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 3.12%, 2/25/35*(b)	60,272
9,861	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 3.16%, 6/25/34*(b)	10,099
14,366	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 3.18%, 7/25/34*(b)	14,587
30,201	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 3.22%, 8/25/33*(b)	30,928
8,724	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 3.25%, 12/25/34*(b)	9,021
		4,920,565
Prime Fixed Mortgage Backed Securities (1.4%)
29,123	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	29,745
152,235	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	175,856
20,552	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*	22,221
47,775	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	48,219

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$120,106	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	$121,607
76,617	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	77,871
37,365	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	40,290
107,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	44,442
61,184	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	67,179
40,671	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36*	33,007
43,346	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33*	42,282
19,733	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20*	19,981
35,285	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35*	28,400
38,601	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	39,236
19,802	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	16,513
21,786	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18*	21,766
6,850	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	6,936
187,309	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.53%, 9/25/33*(b)	120,361
14,823	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	13,897
29,259	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	30,063
129,129	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	135,371
91,767	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34*	93,444
5,673	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	5,656
2,430	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18*	2,447
1,304	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18*	1,307
174	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18*	174
3,133	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18*	3,154

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$70,917	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19*	$71,535
26,897	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19*	27,464
		1,340,424
U.S. Government Agency Mortgage Backed Securities (43.0%)
709,639	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	675,764
491,637	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	489,485
989,728	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	984,046
1,079,301	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	1,059,246
734,522	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	721,037
468,686	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	466,598
1,172,333	Fannie Mae, Series 2011-124, Class CP, 2.25%, 12/25/40	1,166,799
785,909	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	778,959
308,494	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	306,572
2,006,996	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(b)	2,008,522
561,496	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	559,907
12,052	Fannie Mae, 2.43%, 12/1/22, Pool #303247(b)	12,396
154,646	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	157,253
1,029,842	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	1,034,700
9,525	Fannie Mae, 2.81%, 6/1/32, Pool #725286(b)	10,008
53,663	Fannie Mae, 2.83%, 2/1/30, Pool #556998(b)	54,868
39,771	Fannie Mae, 2.96%, 1/1/35, Pool #805386(b)	41,435
288,240	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	295,006
338,035	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	342,561
1,046,867	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	1,065,770
1,875,006	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	1,936,181
1,419,602	Fannie Mae, Series 2003-W14, Class 2A, 3.79%, 1/25/43*(b)	1,499,128
1,236,469	Fannie Mae, Series 2003-W16, Class AF5, 4.57%, 11/25/33(b)	1,270,674
32,777	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(b)	35,255
3,433	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	3,643
9,049	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(b)	9,649
18,367	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(b)	21,556

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$183	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	$197
698	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	760
5,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	5,656
3,500,000	Freddie Mac, 1.00%, 9/29/17	3,499,322
435,263	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	429,439
1,890,740	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	1,871,085
1,447,955	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(b)	1,435,516
391,296	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	388,451
635,483	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	629,056
1,205,692	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	1,196,719
1,150,768	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	1,150,624
550,141	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	542,083
879,624	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	885,471
694,414	Freddie Mac, Series 4486, Class JN, 2.00%, 11/15/24	686,254
2,041,242	Freddie Mac, Series: 4272, Class YG, 2.00%, 11/15/26	2,052,108
153,056	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	154,785
946,523	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	951,897
998,114	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	996,764
935,024	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	942,298
195,237	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	197,313
7,967	Freddie Mac, 2.87%, 4/1/36, Pool #1N0148(b)	8,247
152,394	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	154,714
653,182	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	657,424
195,454	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	198,985
1,084,076	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,113,203
845,083	Freddie Mac, Series T-67, Class 1A1C, 3.14%, 3/25/36(b)	875,108
1,889,463	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	1,973,316
1,535,949	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	1,607,022
30,960	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	32,660
88,949	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	89,355
7,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	7,326
2,708	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	2,831

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,393	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21*	$2,497
1,916	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	2,025
173	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21*	177
1,720	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	1,887
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26*	1,088
3,040	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	3,368
2,234	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	2,475
5,065	Government National Mortgage Assoc., 2.00%, 1/20/23, Pool #8123(b)	5,174
6,031	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(b)	6,190
3,143	Government National Mortgage Assoc., 2.00%, 3/20/26, Pool #8832(b)	3,221
4,388	Government National Mortgage Assoc., 2.00%, 3/20/29, Pool #80263(b)	4,439
413,713	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	383,515
21,394	Government National Mortgage Assoc., 2.13%, 5/20/34, Pool #80916(b)	22,218
3,802	Government National Mortgage Assoc., 2.25%, 12/20/27, Pool #80141(b)	3,925
6,374	Government National Mortgage Assoc., 2.25%, 11/20/29, Pool #876947(b)	6,420
1,139	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(b)	1,136
2,938	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(b)	2,976
8,744	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(b)	9,015
64,306	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	64,825
141	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	155
139	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	150
41	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	42
391	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	405
		42,270,330
Total Mortgage Backed Securities		51,054,677

Corporate Bonds (4.0%)
Capital Markets (0.1%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (c)	131,000
Internet Software & Services (2.7%)
1,393,000	eBay, Inc., 1.35%, 7/15/17	1,392,850
1,250,000	eBay, Inc., 1.65%, 8/1/19 (b)	1,253,586
		2,646,436
Oil, Gas & Consumable Fuels (1.2%)
1,150,000	BP Capital Markets PLC, 1.38%, 5/10/18	1,148,127
Total Corporate Bonds		3,925,563

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds (1.1%)
Delaware (1.1%)
$1,000,000	State of Delaware, Build America Bonds, GO, Series D, 5.60%, 10/1/29, Continuously Callable @ 100	$1,084,700
Total Taxable Municipal Bonds		1,084,700

U.S. Government Agency Securities (6.9%)
Freddie Mac
2,700,000	Series 0002, 1.00%, 6/28/19, Callable 6/28/17 @ 100 *(b)	2,697,162
1,000,000	1.00%, 3/16/20, Callable 6/16/17 @ 100 *(b)	999,882
1,000,000	1.00%, 2/10/20, Callable 8/10/17 @ 100 *(b)	999,511
1,100,000	1.50%, 2/24/22, Callable 8/24/17 @ 100 *(b)	1,099,835
1,000,000	1.50%, 2/28/22, Callable 8/28/17 @ 100, MTN *(b)	999,772

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Freddie Mac, continued:
		$6,796,162
Total U.S. Government Agency Securities		6,796,162

U.S. Treasury Obligations (28.0%)
U.S. Treasury Notes
9,152,000	0.63%, 8/31/17	9,142,702
13,115,000	1.25%, 4/30/19	13,107,314
1,500,000	1.38%, 3/31/20	1,498,593
3,817,000	2.25%, 2/15/27	3,831,165
		27,579,774
Total U.S. Treasury Obligations		27,579,774

Investment in Affiliates (1.8%)
1,775,119	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.58%(d)	1,775,119
Total Investment in Affiliates		1,775,119

Total Investments (Cost $100,691,329)(e) - 100.4%		98,857,062
Liabilities in excess of other assets — (0.4)%		(372,562)
Net Assets - 100.0%		$98,484,500

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(c)	Issuer has defaulted on the payment of interest.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(e)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (3.6%)
$210,564	Aegis Asset Backed Securities Trust, Series 2004-4, A1, 1.74%, 10/25/34*(a)	$208,687
2,544	Bayview Financial Acquisition Trust, Series 2006-A, 10A1, 5.70%, 2/28/41*(a)	2,545
60,894	BCC Funding Corp., Series 2014-1A, A, 1.79%, 6/20/20(b)	60,818
11,610	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, 1A5, 6.89%, 12/25/34*(a)	11,690
328,737	Nations Equipment Finance Funding LLC, Series 16-1A, A, 3.61%, 2/20/21*(a)(b)	330,293
41,315	Nations Equipment Finance Funding LLC, Series 2014-1A, 10A1, 1.56%, 7/20/18*(b)	41,293
326,546	Raspro Trust, Series 2005-1A, 10A1, 1.55%, 3/23/24(a)(b)	316,749
180,988	Renaissance Home Equity Loan Trust, Series 2004-2, AF4, 5.39%, 7/25/34*(a)	181,348
477	Residential Funding Mortgage Securities I, Series 2004-HS1, AI6, 3.64%, 3/25/34(a)	476
58,835	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, A5, 5.58%, 5/25/35*(a)	59,257
570,000	SLM Student Loan Trust, Series 12-7, B, 2.82%, 9/25/43*(a)	552,347
Total Asset Backed Securities		1,765,503

Mortgage Backed Securities† (42.3%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.1%)
13,142	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	12,917
90,506	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	82,759
13,273	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	13,211
20,871	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	21,100
32,520	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34*	33,075
103,023	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	72,412
94,635	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.71%, 6/25/36*(a)	78,029
20,187	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	20,445
9,491	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	9,510
27,567	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	27,635
9,311	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	9,512

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$79,597	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	$82,038
30,963	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	30,568
10,603	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33*	11,075
30,632	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	32,054
45,036	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	45,784
18,319	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(a)	18,653
44,317	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(a)	35,485
11,884	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(a)	12,227
104,573	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(a)	49,420
57,214	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(b)	48,186
3,814	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	3,828
17,054	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35*	16,829
17,646	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	16,648
23,181	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	20,281
39,755	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	30,406
57,904	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	49,385
82,518	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	73,264
88,270	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	82,842
		1,039,578
Prime Adjustable Rate Mortgage Backed Securities (1.7%)
16,826	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.40%, 11/20/34*(a)	15,989
5,470	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 3.34%, 10/25/33*(a)	5,641
21,963	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.45%, 11/25/34*(a)	21,458
24,034	Countrywide Home Loans, Series 2004-2, Class 2A1, 3.04%, 2/25/34*(a)	23,082

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$28,178	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.12%, 8/25/34*(a)	$25,840
40,473	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.11%, 4/25/37*(a)	34,499
57,309	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.18%, 10/25/36*(a)	49,839
10,528	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.33%, 4/25/36*(a)	10,211
485,017	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.36%, 9/25/35*(a)	459,304
89,853	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 3.38%, 2/25/35*(a)	91,869
92,062	Structured Mortgage Loan, Series 2004-3AC, Class A1, 3.30%, 3/25/34*(a)	93,034
7,155	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.52%, 8/20/35*(a)	2,853
2,485	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 3.28%, 5/25/34*(a)	2,514
		836,133
Prime Fixed Mortgage Backed Securities (0.9%)
20,244	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35*(a)	19,999
21,414	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37*	17,826
14,330	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	14,727
17,828	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	19,192
11,654	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	11,917
12,557	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	12,582
6,116	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24*	6,059
16,281	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35*	14,511
3,834	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19*	3,875
37,453	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	39,124
12,353	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18*	12,557
20,083	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	20,412
1,306	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19*	1,313
1,188	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32*	1,209
40,891	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	43,038

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$4,401	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	$4,607
124,873	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class 10A1, 5.53%, 9/25/33*(a)	80,240
100,417	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	100,682
11,609	Residential Funding Mortgage Securities I, Inc., Series 2003-S12, Class 2A1, 4.00%, 12/25/32*	11,630
16,022	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	16,797
238	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	241
3,142	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18*	3,150
2,589	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	2,616
1,131	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	1,228
		459,532
U.S. Government Agency Mortgage Backed Securities (37.6%)
88,705	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	84,471
290,444	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	289,807
545,750	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	536,845
526,529	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	524,611
122,420	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	120,173
772	Fannie Mae, Series 1992-45, Class F, 2.08%, 4/25/22(a)	759
154,247	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	153,286
224,599	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	223,964
525,134	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(a)	525,148
231,510	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	233,208
77,323	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	78,626
400,018	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	406,517
598,091	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	588,250
443,005	Fannie Mae, Series 2015-22, Class 10A1, 2.50%, 4/25/45	445,094
958,269	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	957,773
634,370	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	637,613
5,873	Fannie Mae, 2.98%, 9/1/33, Pool #739372(a)	6,068

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$266,622	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	$272,881
84,509	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	85,640
529,364	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	535,820
455,359	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	470,215
500,644	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	508,778
873,185	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	887,371
1,598	Fannie Mae, 3.00%, 7/1/23, Pool #224951(a)	1,609
4,310	Fannie Mae, 3.45%, 1/1/37, Pool #906675(a)	4,597
1,979	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	1,989
255	Fannie Mae, 6.00%, 4/1/35, Pool #735503	292
1,213	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	1,243
2,443	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	2,568
2,259	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	2,541
16,332	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	19,588
812	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	956
2,878	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	3,159
1,485	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	1,621
234	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	255
1,093	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	1,189
296	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	320
435	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	468
232	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	249
108,816	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	107,360
264,593	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	261,843
176	Freddie Mac, Series 1222, Class P, 1.93%, 3/15/22*(a)	177
717,701	Freddie Mac, Series 3870, Class ND, 2.00%, 1/15/41	714,987
348,924	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	348,883
930,637	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	923,711
305,353	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	300,881
213,909	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	211,102
319,863	Freddie Mac, Series 4486, Class 10A1, 2.00%, 12/15/38	321,989

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$649,494	Freddie Mac, Series 4496, Class DP, 2.50%, 6/15/45(a)	$656,753
377,281	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	372,157
497,623	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	495,926
209,220	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	208,937
533,025	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	539,182
432,498	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	437,970
521,100	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	525,154
217,727	Freddie Mac, Series 3913, Class 10A1, 3.00%, 9/15/40	219,141
10,337	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	10,412
265,091	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	272,529
256,809	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	262,675
627,671	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	640,446
310,150	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	318,483
485,862	Freddie Mac, Series 4320, Class 10A1, 3.50%, 7/15/39	507,424
382,011	Freddie Mac, Series 4332, Class 10A1, 3.50%, 12/15/43	399,688
22,426	Freddie Mac, 5.07%, 8/1/34, Pool #755230(a)	23,325
4,140	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	4,374
4,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	4,187
2,785	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	2,956
3,625	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	3,927
2,823	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	3,097
1,128	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	1,205
3,081	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	3,509
791	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	855
5,410	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	5,952
7,196	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	7,972
212	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21*	223
351,253	Government National Mortgage Assoc., Series 2011-128, Class BL, 2.00%, 9/16/26	351,641
163,375	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	164,255
88,653	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	82,182

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$83,809	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	$85,022
7,185	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	7,242
142	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	164
1,559	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	1,559
911	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	999
102	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	113
312	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	344
2,411	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	2,645
5,854	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	6,469
6,131	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	6,244
179	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	180
		18,444,013
Total Mortgage Backed Securities		20,779,256

Corporate Bonds (6.3%)
Diversified Telecommunication Services (0.1%)
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/7/17 @ 101 *	39,306
Internet Software & Services (0.8%)
400,000	eBay, Inc., 1.65%, 8/1/19 (a)	401,147
IT Services (0.8%)
400,000	International Business Machine Corp., 1.63%, 5/15/20	398,617
Oil, Gas & Consumable Fuels (0.8%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	402,258
Real Estate Management & Development (0.8%)
361,091	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	372,873
Thrifts & Mortgage Finance (3.0%)
500,000	Preferred Term Securities XI, Class B1, 2.75%, 9/24/33, Callable 7/7/17 @ 100 *(a)(c)	327,500
944,551	Preferred Term Securities XX, Class B2, 1.58%, 3/22/38, Callable 7/7/17 @ 100 *(a)(b)	616,319

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Thrifts & Mortgage Finance, continued:
$968,503	Preferred Term Securities XXVI, Series B-2, 1.69%, 9/22/37, Callable 7/7/17 @ 100 *(a)(b)	$561,732
		1,505,551
Total Corporate Bonds		3,119,752

Taxable Municipal Bonds (2.3%)
Illinois (1.1%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	502,084
Kansas (0.9%)
440,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	465,749
Missouri (0.3%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	171,645
Total Taxable Municipal Bonds		1,139,478

U.S. Government Agency Securities (6.6%)
Fannie Mae
750,000	1.00%, 7/28/21, Callable 7/28/17 @ 100 *(a)	747,916
Freddie Mac
1,750,000	1.00%, 11/23/21, Callable 8/23/17 @ 100 *(a)	1,744,374
750,000	1.25%, 6/9/21, Callable 9/9/17 @ 100 *(a)	748,466
		2,492,840
Total U.S. Government Agency Securities		3,240,756

U.S. Treasury Obligations (38.0%)
U.S. Treasury Inflation Indexed Notes
2,121,000	0.38%, 7/15/25	2,195,447
U.S. Treasury Notes
3,939,000	0.63%, 8/31/17	3,934,998
3,928,000	1.25%, 4/30/19	3,925,698
2,279,000	1.38%, 9/30/23	2,201,639
6,408,000	2.25%, 2/15/27	6,431,781
		16,494,116
Total U.S. Treasury Obligations		18,689,563

Investment in Affiliates (0.7%)
348,178	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.58%(d)	348,178
Total Investment in Affiliates		348,178

Total Investments (Cost $49,734,843)(e) - 99.8%		49,082,486
Other assets in excess of liabilities — 0.2%		120,985
Net Assets - 100.0%		$49,203,471

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2017, illiquid securities were 0.7% of the Fund’s net assets.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(e)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MAC	Municipal Assurance Corp.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (0.7%)
$5,108	Bayview Financial Acquisition Trust, Series 2006-A, 1A5, 5.70%, 2/28/41*(a)	$5,110
130,554	BCC Funding Corp., Series 2014-1A, A, 1.79%, 6/20/20(b)	130,391
22,059	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, 1A5, 6.89%, 12/25/34*(a)	22,211
35,311	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, A1, 5.50%, 1/25/34*(a)	35,814
580,123	Nations Equipment Finance Funding LLC, Series 16-1A, A, 3.61%, 2/20/21*(a)(b)	582,870
66,105	Nations Equipment Finance Funding LLC, Series 2014-1A, A, 1.56%, 7/20/18*(b)	66,068
1,511	RAAC, Series 2004-SP1, AI4, 5.29%, 8/25/27*(a)	1,543
87,481	Structured Asset Securities Corp., Series 2003-AL2, A, 3.36%, 1/25/31(b)	85,532
Total Asset Backed Securities		929,539

Mortgage Backed Securities† (38.8%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
101,268	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.15%, 11/25/36*(a)	83,075
59,668	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(a)	60,306
		143,381
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
22,297	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	22,033
31,094	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46*	30,674
54,303	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	49,655
35,575	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	27,019
110,402	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	106,607
161,882	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	142,789
16,831	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	17,333
38,674	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	32,332
282,332	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	206,988
280,192	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	201,052

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$36,497	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	$37,949
7,226	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	7,223
57,322	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*	58,859
45,995	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34*	46,627
72,900	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	76,536
99,496	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	102,547
30,963	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	30,568
39,206	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*	39,282
7,766	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	7,983
21,028	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*	21,922
33,116	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	28,972
299,499	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	275,439
162,154	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	123,198
		1,693,587
Commercial Mortgage Backed Securities (1.7%)
496,355	Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50(a)	498,952
354,897	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.25%, 12/10/49(a)	357,503
412,414	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.31%, 12/10/49(a)	413,960
729,483	Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49	732,443
242,158	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	241,937
		2,244,795
Prime Adjustable Rate Mortgage Backed Securities (0.5%)
62,751	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.91%, 2/25/36(a)(b)	62,663
505,829	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 3.27%, 8/25/35*(a)	505,154
13,765	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 3.39%, 6/25/36*(a)	12,148
43,300	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.97%, 4/25/29*(a)	42,572
10,038	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.04%, 6/25/36*(a)	7,749

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$3,578	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 3.52%, 8/20/35*(a)	$1,426
		631,712
Prime Fixed Mortgage Backed Securities (1.2%)
3,368	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32*	3,414
236,923	Chaseflex Trust, Series 2006-2, Class A5, 4.79%, 9/25/36*(a)	228,525
38,971	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	40,051
3,299	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35*	3,286
12,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	12,217
80,705	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	80,835
12,665	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34*	13,124
13,480	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34*	13,942
135,427	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	110,394
148,001	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	89,787
6,183	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*	5,757
274	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	279
3,241	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(a)	3,200
51,668	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 3.26%, 4/25/36*(a)	47,574
43,733	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	43,829
15,951	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	16,213
1,960	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32*	1,973
51,299	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	53,993
10,621	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	10,799
238,362	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	238,561
37,213	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34*	38,249
42,045	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	16,844
412,634	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	387,038

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$15,008	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34*	$15,957
101,555	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	110,279
8,173	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	8,510
		1,594,630
U.S. Government Agency Mortgage Backed Securities (34.0%)
424,429	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	422,234
484,073	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	483,012
549,515	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	533,025
1,290,152	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	1,269,100
1,335,683	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	1,310,283
661,070	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	648,933
560,740	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	547,974
632,078	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	629,402
308,494	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	306,572
1,303,991	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(a)	1,304,982
280,749	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	279,954
1,875,477	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(a)	1,875,528
386,866	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	389,702
601,417	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	602,074
154,646	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	157,253
300,014	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	304,888
736,424	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	739,897
1,624,248	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	1,623,409
1,629,978	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	1,638,312
1,769,838	Fannie Mae, Series 2015-77, Class PA, 2.50%, 9/25/45	1,789,859
24,047	Fannie Mae, 2.91%, 12/1/27, Pool #422279(a)	24,714
288,240	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	295,006
84,509	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	85,640
1,230,695	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	1,257,779
750,003	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	774,473

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$343,866	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	$355,628
1,004,788	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	1,021,113
1,952,845	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	1,984,572
1,083,548	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(a)	1,108,366
85,203	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	89,933
380	Fannie Mae, 4.50%, 5/1/19, Pool #761398	389
33	Fannie Mae, 5.00%, 3/1/18, Pool #688031	34
740	Fannie Mae, 5.00%, 8/1/33, Pool #730856	816
326	Fannie Mae, 5.00%, 7/1/35, Pool #832198	361
479	Fannie Mae, 5.50%, 2/1/33, Pool #683351	537
248	Fannie Mae, 5.50%, 9/1/34, Pool #725773	278
4,527	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	5,121
3,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	3,420
2,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	2,193
13,846	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	15,185
8,151	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	8,777
64,964	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.41%, 8/25/42*(a)	67,851
29,045	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32*(a)	31,038
239,395	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	236,191
697,848	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	697,766
356,786	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	357,541
127,097	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	125,811
1,398,550	Freddie Mac, Series 4031, Class PA, 2.00%, 3/1/42	1,368,851
1,605,922	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	1,581,251
356,515	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	351,837
1,261,860	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	1,270,248
1,418,838	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	1,426,894
382,761	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41*	386,578
1,441,213	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	1,421,639
1,029,864	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	1,026,352
892,544	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	891,337

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$932,794	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	$943,568
771,843	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	781,608
1,541,126	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	1,553,116
17,040	Freddie Mac, 2.62%, 4/1/24, Pool #409624(a)	17,151
1,486	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	1,485
23,258	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	23,427
396,557	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	408,914
397,637	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	408,794
468,864	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	479,622
782,622	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	803,649
345,533	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	359,330
117,905	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	122,346
161,643	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	167,331
809,770	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	845,707
645,467	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	675,335
3,335	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	3,569
247	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	279
3,394	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	3,807
1,978	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	2,241
21,629	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	24,523
621	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	642
210	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21*	215
5,712	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	6,285
147,755	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	136,970
699,141	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	718,301
335,057	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(a)	341,867
66,507	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	69,878
5,009	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	5,319
12,546	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	13,842

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$6,145	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	$6,644
124	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	126
3,335	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	3,452
		44,061,256
Total Mortgage Backed Securities		50,369,361

Corporate Bonds (3.3%)
Banks (0.5%)
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	735,697
Diversified Telecommunication Services (0.2%)
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/7/17 @ 101 *	106,186
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/7/17 @ 101 *	118,927
		225,113
Health Care Providers & Services (0.9%)
1,295,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	1,253,775
IT Services (0.5%)
600,000	International Business Machine Corp., 1.63%, 5/15/20	597,925
Oil, Gas & Consumable Fuels (0.5%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	603,386
Real Estate Management & Development (0.4%)
541,636	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	559,310
Thrifts & Mortgage Finance (0.3%)
500,000	Preferred Term Securities XI, Class B1, 2.75%, 9/24/33, Callable 7/7/17 @ 100 *(a)(c)	327,500
Total Corporate Bonds		4,302,706

Taxable Municipal Bonds (2.3%)
Kansas (1.2%)
1,510,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	1,598,366
Missouri (0.2%)
235,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	244,463
Pennsylvania (0.9%)
1,110,000	City of Bethlehem Pennsylvania, Series C, 5.15%, 11/1/34, Continuously Callable @ 100, AGM	1,204,461

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Pennsylvania, continued:
Total Taxable Municipal Bonds		$3,047,290

U.S. Government Agency Securities (13.0%)
Fannie Mae
1,650,000	1.00%, 7/28/21, Callable 7/28/17 @ 100 *(a)	1,645,415
2,000,000	2.00%, 4/28/26, Callable 7/28/17 @ 100 *(a)	1,998,860
		3,644,275
Federal Home Loan Bank
675,000	Series 0007, 1.25%, 6/30/21, Callable 6/30/17 @ 100 *(a)	674,910
Freddie Mac
1,000,000	1.00%, 3/16/20, Callable 6/16/17 @ 100 *(a)	999,882
1,750,000	Series 0005, 1.25%, 9/30/21, Callable 6/30/17 @ 100, MTN *(a)	1,749,081
1,000,000	1.25%, 6/9/21, Callable 9/9/17 @ 100 *(a)	997,955
1,650,000	1.50%, 5/25/21, Callable 8/25/17 @ 100 *(a)(d)	1,650,361
1,375,000	1.50%, 3/14/22, Callable 9/14/17 @ 100, MTN *(a)	1,374,541
1,670,000	1.50%, 8/25/21, Callable 8/25/17 @ 100 *(a)	1,664,249
1,365,000	1.50%, 2/28/22, Callable 8/28/17 @ 100, MTN *(a)	1,364,689
2,800,000	2.00%, 4/27/22, Callable 7/27/17 @ 100, MTN *(a)	2,798,902
		12,599,660
Total U.S. Government Agency Securities		16,918,845

U.S. Treasury Obligations (40.7%)
U.S. Treasury Bonds
19,856,000	2.25%, 8/15/46	17,398,819
U.S. Treasury Inflation Indexed Notes
5,128,000	0.38%, 7/15/25	5,307,993
U.S. Treasury Notes
7,630,000	0.63%, 8/31/17	7,622,248
7,647,000	1.25%, 4/30/19	7,642,519
5,328,000	1.38%, 9/30/23	5,147,141
9,524,000	2.25%, 2/15/27	9,559,343
		29,971,251
Total U.S. Treasury Obligations		52,678,063

Investment in Affiliates (1.7%)
2,140,873	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.58%(e)	2,140,873
Total Investment in Affiliates		2,140,873

Total Investments (Cost $132,483,023)(f) - 100.5%		130,386,677
Liabilities in excess of other assets — (0.5)%		(661,459)
Net Assets - 100.0%		$129,725,218

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2017, illiquid securities were 0.3% of the Fund’s net assets.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2017.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(f)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (48.2%)
Aerospace & Defense (1.5%)
501	General Dynamics Corp.	$101,828
799	L3 Technologies, Inc.	134,703
352	Lockheed Martin Corp.	98,958
338	Northrop Grumman Corp.	87,616
1,287	Raytheon Co.	211,082
44	Rockwell Collins, Inc.	4,798
1,492	Spirit AeroSystems Holdings, Inc., Class A	81,299
31	TransDigm Group, Inc.	8,310
563	United Technologies Corp.	68,281
		796,875
Air Freight & Logistics (0.2%)
284	C.H. Robinson Worldwide, Inc.	19,031
293	Expeditors International of Washington, Inc.	15,640
228	FedEx Corp.	44,196
419	United Parcel Service, Inc., Class B	44,401
		123,268
Airlines (0.4%)
1,609	Alaska Air Group, Inc.	140,064
501	Delta Air Lines, Inc.	24,614
833	JetBlue Airways Corp.(a)	18,676
577	Southwest Airlines Co.	34,672
220	United Continental Holdings, Inc.(a)	17,527
		235,553
Auto Components (0.5%)
2,611	Gentex Corp.	49,557
723	Lear Corp.	107,756
4,055	The Goodyear Tire & Rubber Co.	130,652
		287,965
Automobiles (0.2%)
1,901	General Motors Co.	64,501
555	Thor Industries, Inc.	50,244
		114,745
Banks (2.3%)
638	Associated Banc Corp.	15,216
2,354	Bank of America Corp.	52,753
2,682	BB&T Corp.	111,705
427	Citigroup, Inc.	25,851
666	Comerica, Inc.	45,661
144	Commerce Bancshares, Inc.	7,708
483	Cullen/Frost Bankers, Inc.	44,272
738	East West Bancorp, Inc.	40,391
724	First Horizon National Corp.	12,265
6,555	FNB Corp.	86,526
1,123	HSBC Holdings PLC ADR	48,840
3,147	JPMorgan Chase & Co.	258,526
29	M&T Bank Corp.	4,538
160	PacWest Bancorp	7,467
2,956	People’s United Financial, Inc.	48,981
481	TCF Financial Corp.	7,244
725	The PNC Financial Services Group, Inc.	86,058
2,415	U.S. Bancorp	122,899
4,248	Umpqua Holdings Corp.	71,982
1,837	Wells Fargo & Co.	93,944
		1,192,827
Beverages (0.6%)
99	Constellation Brands, Inc., Class A	18,092
113	Dr Pepper Snapple Group, Inc.	10,488
134	Monster Beverage Corp.(a)	6,775
1,229	PepsiCo, Inc.	143,633

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Beverages, continued:
3,330	The Coca-Cola Co.	$151,415
		330,403
Biotechnology (0.8%)
854	Amgen, Inc.	132,574
274	Biogen, Inc.(a)	67,889
326	BioMarin Pharmaceutical, Inc.(a)	28,571
421	Bioverativ, Inc.(a)	23,193
555	Gilead Sciences, Inc.	36,014
20	Regeneron Pharmaceuticals, Inc.(a)	9,181
958	United Therapeutics Corp.(a)	115,813
		413,235
Building Products (0.2%)
237	A.O. Smith Corp.	13,004
1,113	Allegion PLC	87,514
373	Lennox International, Inc.	66,058
		166,576
Capital Markets (1.7%)
788	Ameriprise Financial, Inc.	95,184
93	BlackRock, Inc.	38,059
176	CBOE Holdings, Inc.	15,201
1,319	CME Group, Inc.	154,707
2,022	E*Trade Financial Corp.(a)	69,981
585	Eaton Vance Corp.	27,243
132	FactSet Research Systems, Inc.	21,871
787	Federated Investors, Inc., Class B	20,903
1,621	Lazard, Ltd., Class A	72,135
366	LPL Financial Holdings, Inc.	14,248
348	Moody’s Corp.	41,221
1,785	Morgan Stanley	74,506
1,173	Nasdaq, Inc.	79,353
91	Northern Trust Corp.	7,957
472	Raymond James Financial, Inc.	34,111
813	SEI Investments Co.	40,723
169	T. Rowe Price Group, Inc.	11,904
320	The Goldman Sachs Group, Inc.	67,603
948	Thomson Reuters Corp.	41,390
		928,300
Chemicals (0.9%)
900	Axalta Coating Systems, Ltd.(a)	28,170
1,940	CF Industries Holdings, Inc.	52,186
221	Ecolab, Inc.	29,358
143	International Flavors & Fragrances, Inc.	19,718
1,220	LyondellBasell Industries NV, Class A	98,234
74	Praxair, Inc.	9,789
1,954	The Dow Chemical Co.	121,071
721	The Scotts Miracle-Gro Co.	62,446
57	The Sherwin-Williams Co.	18,911
579	Westlake Chemical Corp.	35,585
		475,468
Commercial Services & Supplies (0.4%)
474	Cintas Corp.	59,667
407	Copart, Inc.(a)	12,694
6,587	Covanta Holding Corp.	97,159
1,168	Pitney Bowes, Inc.	17,368
138	Republic SVCS, Inc.	8,778
629	Waste Management, Inc.	45,860
		241,526
Communications Equipment (0.9%)
11,323	Cisco Systems, Inc.	357,015
1,685	Commscope Holding Co., Inc.(a)	62,328
577	Harris Corp.	64,716
223	Motorola Solutions, Inc.	18,636

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Communications Equipment, continued:
		$502,695
Construction & Engineering (0.1%)
1,137	AECOM Technology Corp.(a)	36,509
Construction Materials (0.0%)
83	Vulcan Materials Co.	10,346
Consumer Finance (0.1%)
3,484	Navient Corp.	50,274
Containers & Packaging (0.5%)
601	AptarGroup, Inc.	51,091
1,235	Ball Corp.	50,512
749	Bemis Co., Inc.	33,435
278	Berry Plastics Group, Inc.(a)	16,121
1,237	Owens-Illinois, Inc.(a)	27,919
1,016	Packaging Corp. of America	103,795
		282,873
Distributors (0.0%)
85	Genuine Parts Co.	7,873
Diversified Consumer Services (0.1%)
1,020	ServiceMaster Global Holdings, Inc.(a)	38,556
Diversified Financial Services (0.5%)
1,354	Berkshire Hathaway, Inc., Class B(a)	223,788
325	Leucadia National Corp.	7,927
842	Voya Financial, Inc.	28,780
		260,495
Diversified Telecommunication Services (1.0%)
6,262	AT&T, Inc.	241,274
4,126	CenturyLink, Inc.	102,944
3,984	Verizon Communications, Inc.	185,814
		530,032
Electric Utilities (1.0%)
646	Alliant Energy Corp.	26,790
287	American Electric Power Co., Inc.	20,601
203	Duke Energy Corp.	17,393
1,589	Edison International	129,614
260	Entergy Corp.	20,556
181	Eversource Energy	11,235
229	Exelon Corp.	8,315
550	Great Plains Energy, Inc.	15,802
2,331	Hawaiian Electric Industries, Inc.	77,249
265	NextEra Energy, Inc.	37,482
243	Pinnacle West Capital Corp.	21,469
2,378	PPL Corp.	94,906
551	The Southern Co.	27,886
739	Xcel Energy, Inc.	35,405
		544,703
Electrical Equipment (0.4%)
3,506	Emerson Electric Co.	207,275
182	Regal-Beloit Corp.	14,414
		221,689
Electronic Equipment, Instruments & Components (0.9%)
197	Amphenol Corp., Class A	14,696
1,481	Avnet, Inc.	54,323
1,933	CDW Corp.	116,328
8,609	Corning, Inc.	250,522
305	Jabil Circuit, Inc.	9,126
825	Keysight Technologies, Inc.(a)	31,878
		476,873
Energy Equipment & Services (0.3%)
448	Halliburton Co.	20,245
742	Helmerich & Payne, Inc.	39,074
614	Oceaneering International, Inc.	14,969

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Energy Equipment & Services, continued:
3,697	Patterson-UTI Energy, Inc.	$78,820
1,272	RPC, Inc.	23,901
		177,009
Equity Real Estate Investment Trusts (1.8%)
1,507	American Homes 4 Rent, Class A	33,862
178	American Tower Corp.	23,352
927	Apartment Investment & Management Co., Class A	39,787
618	Apple Hospitality REIT, Inc.	11,569
86	AvalonBay Communities, Inc.	16,447
90	Boston Properties, Inc.	10,919
1,504	Brixmor Property Group, Inc.	27,132
2,291	Chesapeake Lodging Trust	52,807
549	Columbia Property Trust, Inc.	11,858
1,633	Crown Castle International Corp.	165,993
505	Douglas Emmett, Inc.	19,170
1,762	Duke Realty Corp.	50,517
255	Equity Commonwealth(a)	7,936
1,031	Equity Residential	67,107
40	Essex Property Trust, Inc.	10,277
643	Gaming and Leisure Properties, Inc.	23,605
4,693	GGP, Inc.	104,559
448	Host Hotels & Resorts, Inc.	8,060
225	Kimco Realty Corp.	3,947
799	Lamar Advertising Co.	55,937
81	Mid-America Apartment Communities, Inc.	8,257
487	Prologis, Inc.	27,048
133	Public Storage	28,642
138	Realty Income Corp.	7,580
443	Regency Centers Corp.	26,961
906	Retail Properties of America	11,144
175	Simon Property Group, Inc.	26,994
159	SL Green Realty Corp.	16,064
189	Ventas, Inc.	12,567
5,850	Vereit, Inc.	48,380
264	Vornado Realty Trust	24,341
251	Weingarten Realty Investors	7,553
205	Welltower, Inc.	14,871
		1,005,243
Food & Staples Retailing (1.2%)
469	Costco Wholesale Corp.	84,622
699	CVS Health Corp.	53,704
2,264	Sysco Corp.	123,524
4,418	The Kroger Co.	131,568
1,778	US Foods Holding Corp.(a)	53,269
140	Walgreens Boots Alliance, Inc.	11,343
2,240	Wal-Mart Stores, Inc.	176,063
		634,093
Food Products (1.5%)
644	Campbell Soup Co.	37,127
657	ConAgra Foods, Inc.	25,321
321	General Mills, Inc.	18,214
2,645	Hormel Foods Corp.	88,951
896	Ingredion, Inc.	102,225
306	Kellogg Co.	21,910
33	McCormick & Co.	3,437
110	Mead Johnson Nutrition Co.	9,836
800	Mondelez International, Inc., Class A	37,272
3,317	Pinnacle Foods, Inc.	206,682
62	The JM Smucker Co.	7,927
351	The Kraft Heinz Co.	32,362

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Food Products, continued:
3,783	Tyson Foods, Inc., Class A	$216,916
		808,180
Gas Utilities (0.1%)
321	Atmos Energy Corp.	26,743
839	UGI Corp.	42,940
		69,683
Health Care Equipment & Supplies (1.5%)
2,642	Abbott Laboratories	120,634
2,302	Baxter International, Inc.	136,532
134	Becton, Dickinson & Co.	25,357
44	C.R. Bard, Inc.	13,527
907	Danaher Corp.	77,041
62	Dentsply Sirona, Inc.	3,938
134	Edwards Lifesciences Corp.(a)	15,419
506	Hill-Rom Holdings, Inc.	39,144
3,605	Hologic, Inc.(a)	156,132
24	Intuitive Surgical, Inc.(a)	21,952
1,646	Medtronic PLC	138,724
200	Stryker Corp.	28,592
234	Teleflex, Inc.	46,805
55	Zimmer Biomet Holdings, Inc.	6,557
		830,354
Health Care Providers & Services (1.7%)
61	Aetna, Inc.	8,836
1,515	AmerisourceBergen Corp.	139,032
839	Anthem, Inc.	152,992
137	Cardinal Health, Inc.	10,178
381	Centene Corp.(a)	27,672
167	Cigna Corp.	26,925
1,576	Express Scripts Holding Co.(a)	94,166
203	HCA Healthcare, Inc.(a)	16,628
158	Henry Schein, Inc.(a)	29,067
63	Laboratory Corp. of America Holdings(a)	8,757
613	LifePoint Health, Inc.(a)	37,270
321	Patterson Cos., Inc.	14,175
207	Quest Diagnostics, Inc.	22,515
1,643	UnitedHealth Group, Inc.	287,822
31	Universal Health Services, Inc., Class B	3,523
377	Well Care Health Plans, Inc.(a)	64,769
		944,327
Health Care Technology (0.0%)
180	Cerner Corp.(a)	11,763
Hotels, Restaurants & Leisure (1.2%)
216	Aramark	8,048
1,676	Brinker International, Inc.	65,749
1,217	Darden Restaurants, Inc.	108,228
152	Hyatt Hotels Corp., Class A(a)	8,770
1,053	Marriott International, Inc., Class A	113,355
789	McDonald’s Corp.	119,053
617	Norwegian Cruise Line Holdings, Ltd.(a)	30,831
1,682	Starbucks Corp.	106,992
539	Wyndham Worldwide Corp.	54,434
145	Yum! Brands, Inc.	10,533
		625,993
Household Durables (0.7%)
103	D.R. Horton, Inc.	3,367
1,493	Garmin, Ltd.	77,696
1,714	Leggett & Platt, Inc.	89,162
180	Lennar Corp., Class A	9,236
24	Mohawk Industries, Inc.(a)	5,743

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Household Durables, continued:
56	NVR, Inc.(a)	$127,814
541	Tupperware Brands Corp.	38,903
		351,921
Household Products (1.1%)
849	Church & Dwight Co., Inc.	43,859
2,136	Colgate-Palmolive Co.	163,105
282	Spectrum Brands Holdings, Inc.	37,915
1,193	The Clorox Co.	161,926
2,397	The Procter & Gamble Co.	211,152
		617,957
Independent Power & Renewable Electricity Producers (0.1%)
2,456	AES Corp.	28,686
774	Calpine Corp.(a)	9,946
		38,632
Industrial Conglomerates (0.6%)
668	3M Co.	136,586
175	Carlisle Cos., Inc.	17,733
3,374	General Electric Co.	92,380
682	Honeywell International, Inc.	90,699
66	Roper Technologies, Inc.	14,995
		352,393
Insurance (1.1%)
407	American International Group, Inc.	25,897
899	Assured Guaranty, Ltd.	35,114
59	Chubb, Ltd.	8,448
349	Cincinnati Financial Corp.	24,458
67	Everest Re Group, Ltd.	17,062
492	First American Financial	21,412
1,800	FNF Group	76,698
225	Lincoln National Corp.	14,621
675	Marsh & McLennan Cos., Inc.	52,353
262	Principal Financial Group, Inc.	16,482
636	Prudential Financial, Inc.	66,685
719	The Allstate Corp.	62,078
177	The Hanover Insurance Group, Inc.	14,760
1,967	The Hartford Financial Services Group, Inc.	97,150
2,096	The Progressive Corp.	88,933
152	Validus Holdings, Ltd.	8,117
118	W.R. Berkley Corp.	8,141
194	XL Group, Ltd.	8,476
		646,885
Internet & Direct Marketing Retail (0.5%)
251	Amazon.com, Inc.(a)	249,649
251	Expedia, Inc.	36,089
		285,738
Internet Software & Services (2.1%)
316	Alphabet, Inc., Class A(a)	311,920
351	Alphabet, Inc., Class C(a)	338,666
2,555	Facebook, Inc., Class A(a)	386,980
961	VeriSign, Inc.(a)	86,644
		1,124,210
IT Services (1.7%)
412	Accenture PLC, Class A	51,282
448	Amdocs, Ltd.	29,021
380	Automatic Data Processing, Inc.	38,901
958	Broadridge Financial Solutions, Inc.	72,703
412	Cognizant Technology Solutions Corp., Class A	27,567
271	CoreLogic, Inc.(a)	11,734
348	DST Systems, Inc.	42,045
275	Euronet Worldwide, Inc.(a)	23,988

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
IT Services, continued:
1,634	First Data Corp., Class A(a)	$27,990
1,201	Fiserv, Inc.(a)	150,461
350	Genpact, Ltd.	9,562
144	International Business Machine Corp.	21,979
103	Jack Henry & Associates, Inc.	10,940
153	Leidos Holdings, Inc.	8,501
660	MasterCard, Inc., Class A	81,101
691	Paychex, Inc.	40,928
525	Sabre Corp.	11,776
3,315	The Western Union Co.	63,051
902	Total System Services, Inc.	53,714
1,655	Visa, Inc., Class A	157,606
		934,850
Leisure Products (0.0%)
528	Vista Outdoor, Inc.(a)	11,077
Life Sciences Tools & Services (0.6%)
215	Agilent Technologies, Inc.	12,973
515	Charles River Laboratories International, Inc.(a)	47,406
95	Illumina, Inc.(a)	16,849
69	Mettler-Toledo International, Inc.(a)	40,214
1,122	QIAGEN NV(a)	37,654
408	Thermo Fisher Scientific, Inc.	70,498
593	Waters Corp.(a)	106,515
		332,109
Machinery (0.6%)
507	AGCO Corp.	32,463
520	Caterpillar, Inc.	54,823
465	Colfax Corp.(a)	18,860
258	Crane Co.	20,016
365	Fortive Corp.	22,794
347	Illinois Tool Works, Inc.	49,003
442	Ingersoll-Rand PLC	39,603
306	Pentair PLC	20,263
121	Snap-on, Inc.	19,561
331	The Timken Co.	15,276
428	The Toro Co.	29,314
353	Trinity Industries, Inc.	9,009
		330,985
Media (0.7%)
418	CBS Corp., Class B	25,544
4,110	Comcast Corp., Class A	171,346
3,322	Regal Entertainment Group, Class A	69,098
1,108	Sirius XM Holdings, Inc.	5,817
1,015	The Interpublic Group of Cos., Inc.	25,304
659	The Walt Disney Co.	71,132
1,397	Twenty-First Century Fox, Inc., Class A	37,887
		406,128
Metals & Mining (0.4%)
1,013	Reliance Steel & Aluminum Co.	73,898
942	Rio Tinto PLC ADR	37,972
3,062	Steel Dynamics, Inc.	104,078
		215,948
Mortgage Real Estate Investment Trusts (0.1%)
1,490	AGNC Investment Corp.	30,977
1,071	Annaly Capital Management, Inc.	12,831
912	Starwood Property Trust, Inc.	20,082
		63,890
Multiline Retail (0.1%)
174	Dollar General Corp.	12,770
542	Target Corp.	29,891
		42,661

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multi-Utilities (0.5%)
1,241	CenterPoint Energy, Inc.	$35,505
166	CMS Energy Corp.	7,870
174	Consolidated Edison, Inc.	14,405
1,096	Dominion Resources, Inc.	88,524
214	Public Service Enterprise Group, Inc.	9,611
216	SCANA Corp.	14,731
150	Sempra Energy	17,474
1,581	WEC Energy Group, Inc.	99,223
		287,343
Oil, Gas & Consumable Fuels (2.3%)
1,437	Chevron Corp.	148,702
1,184	Enbridge, Inc.	45,596
4,305	EnLink Midstream LLC	73,400
452	EOG Resources, Inc.	40,820
5,686	Exxon Mobil Corp.	457,724
1,161	HollyFrontier Corp.	27,748
3,114	Marathon Oil Corp.	40,544
615	Marathon Petroleum Corp.	32,005
430	Murphy Oil Corp.	10,496
1,066	Occidental Petroleum Corp.	62,819
886	ONEOK, Inc.	44,016
354	PBF Energy, Inc.	6,839
100	Phillips 66	7,611
163	Pioneer Natural Resources Co.	27,198
212	Tesoro Corp.	17,647
3,957	The Williams Cos., Inc.	113,170
413	Valero Energy Corp.	25,387
316	World Fuel Services Corp.	11,167
1,406	WPX Energy, Inc.(a)	15,213
		1,208,102
Paper & Forest Products (0.0%)
609	Domtar Corp.	22,155
Personal Products (0.0%)
139	The Estee Lauder Cos., Inc., Class A	13,085
Pharmaceuticals (1.9%)
1,451	Bristol-Myers Squibb Co.	78,281
1,246	Eli Lilly & Co.	99,144
3,463	Johnson & Johnson	444,130
1,466	Merck & Co., Inc.	95,451
7,670	Pfizer, Inc.	250,426
807	Zoetis, Inc.	50,260
		1,017,692
Professional Services (0.1%)
73	Equifax, Inc.	9,986
172	ManpowerGroup, Inc.	17,522
951	Robert Half International, Inc.	44,212
95	Verisk Analytics, Inc., Class A(a)	7,685
		79,405
Real Estate Management & Development (0.2%)
548	CBRE Group, Inc., Class A(a)	19,114
2,071	Realogy Holdings Corp.	63,083
		82,197
Road & Rail (0.3%)
1,120	Avis Budget Group, Inc.(a)	25,637
395	Old Dominion Freight Line, Inc.	35,281
120	Ryder System, Inc.	7,970
894	Union Pacific Corp.	98,609
		167,497
Semiconductors & Semiconductor Equipment (2.4%)
205	Analog Devices, Inc.	17,581
425	Applied Materials, Inc.	19,499
5,941	Intel Corp.	214,529

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Semiconductors & Semiconductor Equipment, continued:
2,656	Lam Research Corp.	$412,131
1,596	Microchip Technology, Inc.	132,947
279	NVIDIA Corp.	40,274
426	NXP Semiconductors NV(a)	46,818
1,397	ON Semiconductor Corp.(a)	21,626
729	Skyworks Solutions, Inc.	77,587
1,500	Texas Instruments, Inc.	123,735
1,870	Xilinx, Inc.	124,748
		1,231,475
Software (1.2%)
294	Activision Blizzard, Inc.	17,223
596	Adobe Systems, Inc.(a)	84,549
1,402	CA, Inc.	44,542
813	Cadence Design Systems, Inc.(a)	28,569
244	Cdk Global, Inc.	14,996
132	Dell Technologies, Inc., Class V(a)	9,159
4,255	Microsoft Corp.	297,168
1,972	Oracle Corp.	89,509
308	Salesforce.com, Inc.(a)	27,609
1,015	Symantec Corp.	30,765
		644,089
Specialty Retail (1.7%)
17	Advance Auto Parts, Inc.	2,272
55	AutoZone, Inc.(a)	33,326
1,359	Best Buy Co., Inc.	80,711
138	Burlington Stores, Inc.(a)	13,503
2,224	Foot Locker, Inc.	132,128
630	L Brands, Inc.	32,508
1,027	Lowe’s Cos., Inc.	80,897
362	Murphy USA, Inc.(a)	24,627
398	O’Reilly Automotive, Inc.(a)	96,348
1,067	Ross Stores, Inc.	68,203
880	The Home Depot, Inc.	135,088
423	The TJX Cos., Inc.	31,814
268	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	81,697
2,164	Williams-Sonoma, Inc.	105,300
		918,422
Technology Hardware, Storage & Peripherals (1.1%)
3,069	Apple, Inc.	468,821
4,941	HP, Inc.	92,693
370	Western Digital Corp.	33,322
		594,836
Textiles, Apparel & Luxury Goods (0.4%)
1,532	Coach, Inc.	70,793
421	Hanesbrands, Inc.	8,694
407	Michael Kors Holdings, Ltd.(a)	13,504
832	NIKE, Inc., Class B	44,088
166	Ralph Lauren Corp.	11,255
1,093	VF Corp.	58,803
		207,137
Thrifts & Mortgage Finance (0.2%)
606	New York Community Bancorp, Inc.	7,830
4,706	Oritani Financial Corp.	77,884
		85,714
Tobacco (0.6%)
3,069	Altria Group, Inc.	231,526
693	Philip Morris International, Inc.	83,021
		314,547
Trading Companies & Distributors (0.3%)
380	Fastenal Co.	16,405
2,841	H&E Equipment Services, Inc.	56,508

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Trading Companies & Distributors, continued:
1,063	HD Supply Holdings, Inc.(a)	$42,892
393	MSC Industrial Direct Co., Inc., Class A	32,988
37	W.W. Grainger, Inc.	6,374
84	Watsco, Inc.	11,854
		167,021
Water Utilities (0.0%)
211	American Water Works Co., Inc.	16,496
Wireless Telecommunication Services (0.1%)
577	T-Mobile US, Inc.(a)	38,901
Total Common Stocks		26,227,802

Asset Backed Securities (1.4%)
206,962	Aegis Asset Backed Securities Trust, Series 2004-4, A1, 1.74%, 10/25/34*(b)	205,117
1,282	Bayview Financial Acquisition Trust, Series 2006-A, 10A1, 5.70%, 2/28/41*(b)	1,282
24,789	Nations Equipment Finance Funding LLC, Series 2014-1A, 10A1, 1.56%, 7/20/18*(c)	24,776
15,539	Residential Funding Mortgage Securities, Series 2004-HI1, A5, 5.68%, 4/25/29*(b)	16,192
82,369	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, A5, 5.58%, 5/25/35*(b)	82,960
211,941	Saxon Asset Securities Trust, Series 2003-3, A5, 4.88%, 12/25/33*(b)	211,911
210,000	SLM Student Loan Trust, Series 12-7, B, 2.82%, 9/25/43*(b)	203,496
Total Asset Backed Securities		745,734

Mortgage Backed Securities† (14.8%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
260,118	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 2.97%, 4/25/37*(b)	225,655
9,662	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class 10A1, 5.32%, 10/25/33*(b)	9,666
		235,321
Alt-A - Fixed Rate Mortgage Backed Securities (2.0%)
79,926	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	79,268
109,482	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34*	115,132
95,676	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	87,557
34,848	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	27,231
80,941	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	71,395
16,134	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	13,218

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$29,931	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	$30,989
2,119	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34*	2,073
110,040	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.71%, 6/25/36*(b)	90,731
9,952	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	10,257
84,247	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*	85,077
99,136	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	104,917
66,575	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(b)	67,788
25,610	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35*(b)	20,506
169,480	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	80,095
6,003	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19*	5,991
16,558	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	14,486
79,866	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	73,450
46,330	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	35,199
60,855	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	56,196
		1,071,556
Prime Adjustable Rate Mortgage Backed Securities (0.1%)
18,002	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.37%, 9/25/34*(b)	15,564
13,379	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 4.01%, 7/25/37*(b)	12,069
12,891	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 3.86%, 5/26/37(b)(c)	12,924
8,646	JPMorgan Re-REMIC, Series 2009-7, Class 10A1, 6.00%, 2/27/37(b)(c)	8,638
		49,195
Prime Fixed Mortgage Backed Securities (1.6%)
258,726	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35*(b)	213,799
40,094	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36*	37,977
4,395	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19*	4,438

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$29,478	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.06%, 5/25/35*(b)	$29,430
152,940	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	162,506
61,059	Countrywide Home Loans, Series 2005-22, Class 2A1, 3.20%, 11/25/35*(b)	52,464
5,381	Countrywide Home Loans, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19*	5,392
48,423	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	48,501
23,026	Countrywide Home Loans, Series 2005-J8, Class 1A6, 5.50%, 7/25/35*	3,129
48,367	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	39,427
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	38,978
31,174	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	18,862
1,183	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27*	1,141
25,458	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	22,822
62,436	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class 10A1, 5.53%, 9/25/33*(b)	40,120
21,990	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	23,037
91,339	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35*	87,629
457	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	455
15,746	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36*	15,030
		845,137
U.S. Government Agency Mortgage Backed Securities (10.7%)
118,273	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	112,627
145,990	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	145,670
134,662	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	132,190
284,272	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	277,800
154,247	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	153,286
185,489	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(b)	185,630
280,749	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	279,955
187,548	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(b)	187,553
38,661	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	39,313

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$207,119	Fannie Mae, Series 2015-22, Class 10A1, 2.50%, 4/25/45	$208,096
218,293	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	218,180
229,078	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	230,249
73,501	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	75,227
42,254	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	42,820
196,056	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	199,242
191,797	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	194,913
456	Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32	455
39,637	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	41,958
42,601	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	44,967
21,308	Fannie Mae, 4.50%, 4/1/35, Pool #814522	23,020
142	Fannie Mae, 5.00%, 3/1/18, Pool #681351	146
25,210	Fannie Mae, 5.50%, 10/1/35, Pool #838584	28,064
2,513	Fannie Mae, 6.00%, 5/1/35, Pool #357778	2,856
4,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	4,435
119,697	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	118,096
100,943	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	99,465
167,928	Freddie Mac, Series 4486, Class 10A1, 2.00%, 12/15/38	169,044
11,945	Freddie Mac, 2.27%, 6/1/28, Pool #605508(b)	11,983
113,184	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	111,647
184,267	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	184,018
159,908	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	161,755
182,980	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	185,295
240,223	Freddie Mac, Series 4564, Class 10A1, 2.50%, 3/15/46	242,092
1,547	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	1,547
174,182	Freddie Mac, Series 3913, Class 10A1, 3.00%, 9/15/40	175,313
10,854	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	10,932
158,623	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	163,566
190,534	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	195,881
140,659	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	143,887
103,253	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	105,355

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$80,792	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	$83,635
323,908	Freddie Mac, Series 4320, Class 10A1, 3.50%, 7/15/39	338,284
263,456	Freddie Mac, Series 4332, Class 10A1, 3.50%, 12/15/43	275,647
5,258	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	5,311
275	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	283
731	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	751
1,695	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,907
35,495	Freddie Mac, 7.50%, 12/15/22*	38,893
65,913	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	66,268
81,265	Government National Mortgage Assoc., Series 2013-69, Class 10A1, 2.00%, 9/20/42	75,333
1,668	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	1,869
43,159	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	47,953
2,066	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	2,103
10,893	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	11,880
		5,858,645
Total Mortgage Backed Securities		8,059,854

Corporate Bonds (2.3%)
Internet Software & Services (0.6%)
300,000	eBay, Inc., 1.65%, 8/1/19 (b)	300,861
IT Services (0.9%)
500,000	International Business Machine Corp., 1.63%, 5/15/20	498,271
Oil, Gas & Consumable Fuels (0.6%)
325,000	BP Capital Markets PLC, 2.75%, 5/10/23	326,834
Thrifts & Mortgage Finance (0.2%)
188,910	Preferred Term Securities XX, Class B2, 1.58%, 3/22/38, Callable 7/7/17 @ 100 *(b)(c)	123,264
Total Corporate Bonds		1,249,230

Taxable Municipal Bonds (1.8%)
Illinois (0.9%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Continuously Callable @ 100	158,453
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	301,251
		459,704
Kansas (0.4%)
250,000	Kansas State Development Finance Authority Revenue, Series H, 4.29%, 4/15/29	264,630

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2017
(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Missouri (0.2%)
$100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Continuously Callable @ 100	$104,027
Wisconsin (0.3%)
140,000	Wisconsin St Build America Bonds, GO, Series D, 5.10%, 5/1/41, Continuously Callable @ 100	152,593
Total Taxable Municipal Bonds		980,954

U.S. Government Agency Securities (5.1%)
Fannie Mae
250,000	1.00%, 7/28/21, Callable 7/28/17 @ 100 *(b)	249,305
Federal Home Loan Bank
500,000	Series 0007, 1.25%, 6/30/21, Callable 6/30/17 @ 100 *(b)	499,933
Freddie Mac
260,000	Series 0002, 1.00%, 6/28/19, Callable 6/28/17 @ 100 *(b)	259,726
250,000	1.00%, 3/16/20, Callable 6/16/17 @ 100 *(b)	249,971
250,000	1.00%, 11/23/21, Callable 8/23/17 @ 100 *(b)	249,196
250,000	1.00%, 2/10/20, Callable 8/10/17 @ 100 *(b)	249,878
250,000	1.25%, 6/9/21, Callable 9/9/17 @ 100 *(b)	249,489
250,000	1.50%, 5/25/21, Callable 8/25/17 @ 100 *(b)(d)	250,055
250,000	1.50%, 3/14/22, Callable 9/14/17 @ 100, MTN *(b)	249,917

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Freddie Mac, continued:
$260,000	1.50%, 8/25/21, Callable 8/25/17 @ 100 *(b)	$259,105
7,058	Series 2302, 6.50%, 4/15/31	7,887
		2,025,224
Total U.S. Government Agency Securities		2,774,462

U.S. Treasury Obligations (16.1%)
U.S. Treasury Bonds
3,065,000	2.25%, 8/15/46	2,685,705
U.S. Treasury Inflation Indexed Notes
969,000	0.38%, 7/15/25	1,003,012
U.S. Treasury Notes
1,120,000	0.63%, 8/31/17	1,118,862
1,120,000	1.25%, 4/30/19	1,119,344
1,308,000	1.38%, 9/30/23	1,263,600
1,562,000	2.25%, 2/15/27	1,567,797
		5,069,603
Total U.S. Treasury Obligations		8,758,320

Investment Companies (6.6%)

17,930	iShares MSCI EAFE Index Fund(e)	1,184,456
57,769	iShares MSCI Emerging Markets Index Fund(e)	2,380,083
Total Investment Companies		3,564,539

Investment in Affiliates (3.4%)
1,215,890	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.58%(e)	1,215,890
73,409	Cavanal Hill World Energy Fund, Institutional Class	615,198
Total Investment in Affiliates		1,831,088

Total Investments (Cost $44,837,960)(f) - 99.7%		54,191,983
Other assets in excess of liabilities — 0.3%		152,678
Net Assets - 100.0%		$54,344,661

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2017.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(f)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
GO	General Obligation
MAC	Municipal Assurance Corp.
MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments

May 31, 2017

(Unaudited)

Shares	Security Description	Value

Common Stocks (93.7%)
Aerospace & Defense (2.1%)
95	L3 Technologies, Inc.	$16,016
164	Spirit AeroSystems Holdings, Inc., Class A	8,936
		24,952
Air Freight & Logistics (0.4%)
69	C.H. Robinson Worldwide, Inc.	4,624
Airlines (1.8%)
200	Alaska Air Group, Inc.	17,410
53	United Continental Holdings, Inc.(a)	4,223
		21,633
Auto Components (2.0%)
69	Lear Corp.	10,284
418	The Goodyear Tire & Rubber Co.	13,468
		23,752
Automobiles (0.4%)
59	Thor Industries, Inc.	5,341
Banks (1.7%)
55	Comerica, Inc.	3,771
96	Cullen/Frost Bankers, Inc.	8,799
136	East West Bancorp, Inc.	7,443
		20,013
Biotechnology (0.9%)
94	United Therapeutics Corp.(a)	11,364
Building Products (1.9%)
57	A.O. Smith Corp.	3,128
123	Allegion PLC	9,671
59	Lennox International, Inc.	10,448
		23,247
Capital Markets (4.7%)
490	E*Trade Financial Corp.(a)	16,958
142	Eaton Vance Corp.	6,613
32	FactSet Research Systems, Inc.	5,302
110	Federated Investors, Inc., Class B	2,922
178	Lazard, Ltd., Class A	7,921
89	LPL Financial Holdings, Inc.	3,465
118	Nasdaq, Inc.	7,983
121	SEI Investments Co.	6,061
		57,225
Chemicals (1.4%)
218	Axalta Coating Systems, Ltd.(a)	6,823
85	The Scotts Miracle-Gro Co.	7,362
54	Westlake Chemical Corp.	3,319
		17,504
Commercial Services & Supplies (1.2%)
82	Cintas Corp.	10,322
283	Pitney Bowes, Inc.	4,208
		14,530
Communications Equipment (1.8%)
163	Commscope Holding Co., Inc.(a)	6,029
140	Harris Corp.	15,703
		21,732
Consumer Finance (0.6%)
477	Navient Corp.	6,883
Containers & Packaging (2.9%)
42	AptarGroup, Inc.	3,570
299	Ball Corp.	12,230
117	Bemis Co., Inc.	5,223
67	Berry Plastics Group, Inc.(a)	3,885
101	Packaging Corp. of America	10,318
		35,226
Diversified Consumer Services (0.6%)
191	ServiceMaster Global Holdings, Inc.(a)	7,220

Shares	Security Description	Value

Common Stocks, continued:
Diversified Telecommunication Services (0.2%)
120	CenturyLink, Inc.	$2,994
Electric Utilities (2.9%)
254	Edison International	20,719
367	PPL Corp.	14,647
		35,366
Electrical Equipment (0.3%)
44	Regal-Beloit Corp.	3,485
Electronic Equipment, Instruments & Components (1.5%)
159	Avnet, Inc.	5,832
215	CDW Corp.	12,939
		18,771
Energy Equipment & Services (1.1%)
379	Patterson-UTI Energy, Inc.	8,081
308	RPC, Inc.	5,787
		13,868
Equity Real Estate Investment Trusts (6.9%)
365	American Homes 4 Rent, Class A	8,202
92	Apartment Investment & Management Co., Class A	3,949
150	Apple Hospitality REIT, Inc.	2,808
133	Columbia Property Trust, Inc.	2,873
122	Douglas Emmett, Inc.	4,631
427	Duke Realty Corp.	12,242
156	Gaming and Leisure Properties, Inc.	5,727
647	GGP, Inc.	14,415
74	Lamar Advertising Co.	5,181
76	Regency Centers Corp.	4,625
220	Retail Properties of America	2,706
39	SL Green Realty Corp.	3,940
1,418	Vereit, Inc.	11,727
		83,026
Food & Staples Retailing (0.4%)
173	US Foods Holding Corp.(a)	5,183
Food Products (4.7%)
328	Hormel Foods Corp.	11,031
80	Ingredion, Inc.	9,127
40	Kellogg Co.	2,864
280	Pinnacle Foods, Inc.	17,447
282	Tyson Foods, Inc., Class A	16,170
		56,639
Gas Utilities (0.6%)
144	UGI Corp.	7,370
Health Care Equipment & Supplies (3.0%)
64	Hill-Rom Holdings, Inc.	4,951
500	Hologic, Inc.(a)	21,655
47	Teleflex, Inc.	9,401
		36,007
Health Care Providers & Services (3.3%)
199	AmerisourceBergen Corp.	18,262
25	Henry Schein, Inc.(a)	4,599
50	LifePoint Health, Inc.(a)	3,040
29	Quest Diagnostics, Inc.	3,154
67	Well Care Health Plans, Inc.(a)	11,511
		40,566
Hotels, Restaurants & Leisure (3.3%)
217	Brinker International, Inc.	8,513
40	Darden Restaurants, Inc.	3,557
255	Marriott International, Inc., Class A	27,451
		39,521
Household Durables (1.8%)
94	Leggett & Platt, Inc.	4,890
6	NVR, Inc.(a)	13,695
51	Tupperware Brands Corp.	3,667

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Household Durables, continued:
		$22,252
Household Products (1.3%)
186	Church & Dwight Co., Inc.	9,608
22	Spectrum Brands Holdings, Inc.	2,958
23	The Clorox Co.	3,122
		15,688
Independent Power & Renewable Electricity Producers (0.6%)
595	AES Corp.	6,950
Insurance (3.6%)
154	Assured Guaranty, Ltd.	6,015
63	Cincinnati Financial Corp.	4,415
198	FNF Group	8,437
63	Principal Financial Group, Inc.	3,963
43	The Hanover Insurance Group, Inc.	3,586
350	The Hartford Financial Services Group, Inc.	17,286
		43,702
Internet Software & Services (1.1%)
153	VeriSign, Inc.(a)	13,794
IT Services (4.7%)
93	Broadridge Financial Solutions, Inc.	7,058
34	DST Systems, Inc.	4,108
67	Euronet Worldwide, Inc.(a)	5,844
158	Fiserv, Inc.(a)	19,795
123	Paychex, Inc.	7,285
219	Total System Services, Inc.	13,041
		57,131
Leisure Products (0.2%)
128	Vista Outdoor, Inc.(a)	2,685
Life Sciences Tools & Services (1.9%)
36	Charles River Laboratories International, Inc.(a)	3,314
127	QIAGEN NV(a)	4,262
80	Waters Corp.(a)	14,369
		21,945
Machinery (2.2%)
91	AGCO Corp.	5,827
113	Colfax Corp.(a)	4,583
63	Crane Co.	4,888
80	The Timken Co.	3,692
104	The Toro Co.	7,123
		26,113
Metals & Mining (1.5%)
106	Reliance Steel & Aluminum Co.	7,733
325	Steel Dynamics, Inc.	11,046
		18,779
Mortgage Real Estate Investment Trusts (1.1%)
361	AGNC Investment Corp.	7,505
259	Annaly Capital Management, Inc.	3,103
129	Starwood Property Trust, Inc.	2,841
		13,449
Multi-Utilities (1.1%)
112	CenterPoint Energy, Inc.	3,204
52	SCANA Corp.	3,546
26	Sempra Energy	3,029
56	WEC Energy Group, Inc.	3,515
		13,294

Shares	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels (1.9%)
755	Marathon Oil Corp.	$9,829
104	Murphy Oil Corp.	2,539
91	ONEOK, Inc.	4,521
77	World Fuel Services Corp.	2,721
341	WPX Energy, Inc.(a)	3,690
		23,300
Paper & Forest Products (0.3%)
97	Domtar Corp.	3,529
Professional Services (0.9%)
230	Robert Half International, Inc.	10,693
Real Estate Management & Development (0.9%)
133	CBRE Group, Inc., Class A(a)	4,639
216	Realogy Holdings Corp.	6,579
		11,218
Road & Rail (1.2%)
271	Avis Budget Group, Inc.(a)	6,203
96	Old Dominion Freight Line, Inc.	8,575
		14,778
Semiconductors & Semiconductor Equipment (5.7%)
275	Lam Research Corp.	42,672
68	NVIDIA Corp.	9,816
143	Skyworks Solutions, Inc.	15,219
		67,707
Software (1.3%)
295	CA, Inc.	9,372
197	Cadence Design Systems, Inc.(a)	6,923
		16,295
Specialty Retail (5.0%)
54	Best Buy Co., Inc.	3,207
295	Foot Locker, Inc.	17,526
153	L Brands, Inc.	7,895
56	Murphy USA, Inc.(a)	3,810
56	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	17,071
237	Williams-Sonoma, Inc.	11,532
		61,041
Technology Hardware, Storage & Peripherals (0.7%)
90	Western Digital Corp.	8,105
Textiles, Apparel & Luxury Goods (0.2%)
40	Ralph Lauren Corp.	2,712
Trading Companies & Distributors (1.6%)
206	HD Supply Holdings, Inc.(a)	8,313
95	MSC Industrial Direct Co., Inc., Class A	7,974
20	Watsco, Inc.	2,822
		19,109
Water Utilities (0.3%)
42	American Water Works Co., Inc.	3,284
Total Common Stocks		1,135,595

Investment in Affiliates (0.9%)
11,190	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.58%(b)	11,190
Total Investment in Affiliates		11,190

Total Investments (Cost $1,106,345)(c) - 94.6%		1,146,785
Other assets in excess of liabilities — 5.4%		65,323
Net Assets - 100.0%		$1,212,108

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Mid Cap Core Equity Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Multi Cap Equity Income Fund

Schedule of Portfolio Investments

May 31, 2017

(Unaudited)

Shares	Security Description	Value

Common Stocks (97.2%)
Aerospace & Defense (1.1%)
128	Lockheed Martin Corp.	$35,985
Automobiles (1.4%)
1,317	General Motors Co.	44,686
Banks (12.6%)
1,560	BB&T Corp.	64,974
4,525	FNB Corp.	59,730
774	HSBC Holdings PLC ADR	33,661
983	JPMorgan Chase & Co.	80,753
1,036	U.S. Bancorp	52,722
2,929	Umpqua Holdings Corp.	49,632
1,166	Wells Fargo & Co.	59,629
		401,101
Chemicals (4.6%)
1,337	CF Industries Holdings, Inc.	35,965
678	LyondellBasell Industries NV, Class A	54,593
885	The Dow Chemical Co.	54,834
		145,392
Commercial Services & Supplies (2.0%)
4,233	Covanta Holding Corp.	62,437
Communications Equipment (2.9%)
2,955	Cisco Systems, Inc.	93,171
Diversified Telecommunication Services (2.1%)
1,701	AT&T, Inc.	65,540
Electric Utilities (1.6%)
1,511	Hawaiian Electric Industries, Inc.	50,075
Electrical Equipment (2.3%)
1,239	Emerson Electric Co.	73,250
Electronic Equipment, Instruments & Components (3.1%)
3,351	Corning, Inc.	97,514
Energy Equipment & Services (0.8%)
461	Helmerich & Payne, Inc.	24,276
Equity Real Estate Investment Trusts (4.1%)
1,597	Chesapeake Lodging Trust	36,811
929	Crown Castle International Corp.	94,433
		131,244
Food & Staples Retailing (3.6%)
1,319	Sysco Corp.	71,964
536	Wal-Mart Stores, Inc.	42,130
		114,094
Food Products (2.0%)
1,012	Pinnacle Foods, Inc.	63,058
Health Care Equipment & Supplies (3.2%)
1,222	Abbott Laboratories	55,796
553	Medtronic PLC	46,607
		102,403
Household Durables (3.1%)
1,036	Garmin, Ltd.	53,913
829	Leggett & Platt, Inc.	43,125
		97,038
Household Products (1.9%)
446	The Clorox Co.	60,536
Industrial Conglomerates (1.8%)
2,052	General Electric Co.	56,184

Shares	Security Description	Value

Common Stocks, continued:
Insurance (3.2%)
446	Prudential Financial, Inc.	$46,763
1,287	The Progressive Corp.	54,608
		101,371
Machinery (1.2%)
352	Caterpillar, Inc.	37,111
Media (1.5%)
2,229	Regal Entertainment Group, Class A	46,363
Multi-Utilities (3.4%)
634	Dominion Resources, Inc.	51,208
878	WEC Energy Group, Inc.	55,103
		106,311
Oil, Gas & Consumable Fuels (9.4%)
816	Enbridge, Inc.	31,424
2,738	EnLink Midstream LLC	46,683
1,049	Exxon Mobil Corp.	84,444
721	Occidental Petroleum Corp.	42,489
2,137	The Williams Cos., Inc.	61,118
888	Williams Partners LP	34,783
		300,941
Pharmaceuticals (5.8%)
641	Bristol-Myers Squibb Co.	34,582
484	Eli Lilly & Co.	38,512
366	Johnson & Johnson	46,940
1,971	Pfizer, Inc.	64,352
		184,386
Semiconductors & Semiconductor Equipment (5.3%)
1,100	Texas Instruments, Inc.	90,739
1,175	Xilinx, Inc.	78,384
		169,123
Software (2.2%)
985	Microsoft Corp.	68,792
Specialty Retail (1.3%)
836	Williams-Sonoma, Inc.	40,680
Technology Hardware, Storage & Peripherals (4.1%)
431	Apple, Inc.	65,840
3,423	HP, Inc.	64,215
		130,055
Textiles, Apparel & Luxury Goods (2.7%)
1,033	Coach, Inc.	47,735
722	VF Corp.	38,844
		86,579
Thrifts & Mortgage Finance (1.7%)
3,241	Oritani Financial Corp.	53,639
Trading Companies & Distributors (1.2%)
1,962	H&E Equipment Services, Inc.	39,024
Total Common Stocks		3,082,359

Investment in Affiliates (0.9%)
27,326	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.58%(a)	27,326
Total Investment in Affiliates		27,326

Total Investments (Cost $2,785,372)(b) - 98.1%		3,109,685
Other assets in excess of liabilities — 1.9%		60,194
Net Assets - 100.0%		$3,169,879

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (85.7%)
Aerospace & Defense (1.3%)
2,110	Northrop Grumman Corp.	$546,954
Airlines (1.6%)
13,540	Delta Air Lines, Inc.	665,220
Banks (8.6%)
33,610	Bank of America Corp.	753,200
17,979	Community Bank System, Inc.	966,539
55,580	FNB Corp.	733,656
37,443	Southern National Bancorp of Virginia, Inc.	640,650
10,800	SunTrust Banks, Inc.	576,396
		3,670,441
Biotechnology (2.1%)
3,347	BioMarin Pharmaceutical, Inc.(a)	293,331
11,250	Bioverativ, Inc.(a)	619,763
		913,094
Chemicals (4.1%)
14,730	Monsanto Co.	1,729,597
Commercial Services & Supplies (6.0%)
58,050	Advanced Disposal Services, Inc., Class I(a)	1,353,726
80,705	Covanta Holding Corp.	1,190,399
		2,544,125
Communications Equipment (5.3%)
20,160	Cisco Systems, Inc.	635,645
34,020	Finisar Corp.(a)	838,933
14,000	Lumentum Holdings, Inc.(a)	798,700
		2,273,278
Construction & Engineering (0.8%)
15,440	Primoris Services Corp.	358,208
Diversified Consumer Services (2.2%)
78,930	Chegg, Inc.(a)	947,160
Diversified Financial Services (1.6%)
4,177	Berkshire Hathaway, Inc., Class B(a)	690,375
Electrical Equipment (2.3%)
57,433	TPI Composites, Inc.(a)	977,510
Electronic Equipment, Instruments & Components (2.6%)
29,770	FLIR Systems, Inc.	1,127,985
Energy Equipment & Services (2.1%)
11,995	U.S. Silica Holdings, Inc.	455,810
23,553	Unit Corp.(a)	419,950
		875,760
Food & Staples Retailing (1.3%)
18,182	The Kroger Co.	541,460
Food Products (5.6%)
21,520	ConAgra Foods, Inc.	829,381
12,200	Mead Johnson Nutrition Co.	1,090,923
7,815	Pinnacle Foods, Inc.	486,953
		2,407,257
Gas Utilities (2.8%)
93,837	Gas Natural, Inc.	1,191,730
Health Care Equipment & Supplies (1.4%)
8,441	Nevro Corp.(a)	580,994
Hotels, Restaurants & Leisure (1.8%)
5,225	Buffalo Wild Wings, Inc.(a)	750,833
Internet Software & Services (3.6%)
974	Alphabet, Inc., Class C(a)	939,774
17,200	Nutanix, Inc., Class A(a)	320,780

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Internet Software & Services, continued:
57,600	The Meet Group, Inc.(a)	$266,688
		1,527,242
Machinery (2.3%)
30,290	FANUC Corp. ADR(a)	596,562
16,070	KOMATSU, Ltd. ADR(a)	395,161
		991,723
Media (2.0%)
3,989	The Walt Disney Co.	430,573
4,330	Time Warner, Inc.	430,791
		861,364
Oil, Gas & Consumable Fuels (0.8%)
34,600	Encana Corp.	336,312
Pharmaceuticals (2.7%)
13,840	AstraZeneca PLC ADR	475,958
95,678	MediWound, Ltd.(a)	664,962
		1,140,920
Semiconductors & Semiconductor Equipment (4.6%)
18,022	NXP Semiconductors NV(a)	1,980,618
Software (6.0%)
18,570	Mobileye NV(a)	1,149,483
9,300	Oracle Corp.	422,127
4,157	Salesforce.com, Inc.(a)	372,633
10,000	Tableau Software, Inc., Class A(a)	620,100
		2,564,343
Specialty Retail (7.6%)
42,175	Cabela’s, Inc., Class A(a)	2,228,105
8,155	Lowe’s Cos., Inc.	642,369
5,030	The TJX Cos., Inc.	378,306
		3,248,780
Technology Hardware, Storage & Peripherals (1.5%)
35,130	HP, Inc.	659,039
Trading Companies & Distributors (1.1%)
23,070	H&E Equipment Services, Inc.	458,862
Total Common Stocks		36,561,184

Mortgage Backed Securities† (0.2%)
Commercial Mortgage Backed Securities (0.2%)
93,517	Credit Suisse Mortgage Trust, Series 2007-C4, A4, 6.14%, 9/15/39(b)	93,440
Total Mortgage Backed Securities		93,440

Corporate Bonds (7.1%)
Energy Equipment & Services (3.3%)
1,403,000	Ensco PLC, 4.70%, 3/15/21	1,417,030
Household Durables (3.8%)
1,519,000	Century Communities, Inc., 6.88%, 5/15/22, Callable 7/7/17 @ 105 *	1,593,051
Total Corporate Bonds		3,010,081

Investment Companies (3.0%)
58,225	iShares MSCI Europe Financials ETF	1,275,128
Total Investment Companies		1,275,128

Investment in Affiliates (4.1%)
1,744,859	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.58%(c)	1,744,859
Total Investment in Affiliates		1,744,859
Total Investments (Cost $39,535,386)(d) - 100.1%		42,684,692
Liabilities in excess of other assets — (0.1)%		(24,942)
Net Assets - 100%		$42,659,750

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Continued

 May 31, 2017

(Unaudited)

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (90.3%)
Electric Utilities (1.0%)
719	ALLETE, Inc.	$52,767
1,496	CPFL Energia SA ADR	24,220
554	Duke Energy Corp.	47,467
327	Empresa Distribuidora y Comercializadora Norte SA ADR(a)	10,461
5,245	Enersis Americas SA ADR	49,251
4,235	Korea Electric Power Corp. ADR	81,143
465	MGE Energy, Inc.	30,272
375	NextEra Energy, Inc.	53,039
508	Otter Tail Corp.	20,295
1,167	Pampa Energia SA ADR(a)	72,961
788	The Southern Co.	39,881
		481,757
Electrical Equipment (4.4%)
90,868	TPI Composites, Inc.(a)	1,546,573
23,261	Vestas Wind Systems A/S ADR	685,734
		2,232,307
Electronic Equipment, Instruments & Components (0.2%)
29,346	ClearSign Combustion Corp.(a)	107,113
Energy Equipment & Services (19.9%)
106	Baker Hughes, Inc.	5,846
20,700	Halliburton Co.	935,433
20,000	Hi-Crush Partners LP(a)	261,000
40,000	Keane Group, Inc.(a)	615,200
78,192	Nabors Industries Ltd.	688,090
55,000	ProPetro Holding Corp.(a)	728,750
3,977	Schlumberger Ltd.	276,759
30,733	Technipfmc PLC(a)	889,720
91,357	Tenaris SA ADR	2,768,117
18,080	U.S. Silica Holdings, Inc.	687,040
64,740	Unit Corp.(a)	1,154,314
205,939	Weatherford International PLC(a)	988,507
		9,998,776
Gas Utilities (0.9%)
1,948	Atmos Energy Corp.	162,287
254	Chesapeake Utilities Corp.	18,860
652	National Fuel & Gas Co.	37,008
585	Northwest Natural Gas Co.	35,831
1,275	ONE Gas, Inc.	90,079
155	Southwest Gas Corp.	12,333
294	Spire, Inc.	20,830
1,324	UGI Corp.	67,762
		444,990
Independent Power & Renewable Electricity Producers (0.7%)
17,622	AES Corp.	205,825
445	Huaneng Power International, Inc. ADR	14,071
8,432	NRG Energy, Inc.	135,418
204	Ormat Technologies, Inc.	12,142
		367,456
Industrial Conglomerates (1.8%)
12,639	Siemens AG ADR	903,878
Multi-Utilities (1.8%)
2,105	Avista Corp.	90,178
345	Consolidated Edison, Inc.	28,563
1,111	Dominion Resources, Inc.	89,735
722	DTE Energy Co.	79,073
4,668	National Grid PLC ADR	319,735
2,131	Sempra Energy	248,241
738	Vectren Corp.	45,269
		900,794

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels (59.0%)
16,920	Chevron Corp.	$1,750,881
8,650	Concho Resources, Inc.(a)	1,096,647
22,000	Cone Midstream Partners LP	467,060
15,492	ConocoPhillips	692,337
22,888	Continental Resources, Inc.(a)	860,589
20,386	Delek Logistics Partners LP	617,696
12,122	Diamondback Energy, Inc.(a)	1,124,437
52,093	Enbridge, Inc.	2,006,101
174,006	Encana Corp.	1,691,338
20,879	Enterprise Products Partners LP	559,766
18,136	EOG Resources, Inc.	1,637,862
6,000	Equities Midstream Partners LP	442,560
15,371	Exxon Mobil Corp.	1,237,366
26,748	Imperial Oil Ltd.	756,166
5,544	Kinder Morgan, Inc.	104,005
86,662	Laredo Petroleum, Inc.(a)	1,018,279
8,350	Magellan Midstream Partners LP	606,127
52,185	Marathon Oil Corp.	679,449
3,500	Marathon Petroleum Corp.	182,140
9,126	Occidental Petroleum Corp.	537,795
7,417	Pembina Pipeline Corp.	237,047
31,671	Phillips 66	2,410,479
8,664	Pioneer Natural Resources Co.	1,445,675
36,722	RSP Permian, Inc.(a)	1,306,936
5,698	The Williams Cos., Inc.	162,963
21,256	TOTAL SA ADR	1,111,689
43,554	TransCanada Corp.	2,023,084
28,119	Ultrapar Participacoes SA ADR	648,424
9,339	Valero Energy Corp.	574,068
24,456	Woodside Petroleum Ltd. ADR	579,118
104,502	WPX Energy, Inc.(a)	1,130,712
		29,698,796
Water Utilities (0.6%)
685	American States Water Co.	31,366
1,242	American Water Works Co., Inc.	97,100
993	Aqua America, Inc.	32,461
12,587	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	112,402
299	SJW Group	14,364
		287,693
Total Common Stocks		45,423,560

Corporate Bonds (5.9%)
Energy Equipment & Services (2.5%)
210,000	Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100 *	151,200
121,000	Ensco PLC, 8.00%, 1/31/24, Callable 10/31/23 @ 100 *	119,185
395,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100 *	389,667
700,000	Weatherford International PLC, 5.95%, 4/15/42, Callable 10/17/41 @ 100 *	600,250
		1,260,302
Oil, Gas & Consumable Fuels (3.4%)
500,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 103 *	516,875
500,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 7/7/17 @ 103 *	500,625
360,000	Laredo Petroleum, Inc., 7.38%, 5/1/22, Callable 7/7/17 @ 104 *	370,800
325,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 *	309,156

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

May 31, 2017

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
		$1,697,456
Total Corporate Bonds		2,957,758

Warrants (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
5,062	ClearSign Combustion Corp.	6,834
Total Warrants		6,834

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (2.7%)
1,358,898	Cavanal Hill Government Securities Money Market Fund, Institutional Class, 0.58%(b)	$1,358,898
Total Investment in Affiliates		1,358,898
Total Investments (Cost $47,572,015)(c) - 98.9%		49,747,050
Other assets in excess of liabilities — 1.1%		533,884
Net Assets - 100%		$50,280,934

The Advisor has determined that 49.4% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2017.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

Notes to Schedule of Portfolio Investments

May 31, 2017 (Unaudited)

1.    Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” As of May 31, 2017, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Limited Duration Fund (formerly Short-Term Income Fund), Moderate Duration Fund (formerly Intermediate Bond Fund), Bond Fund, Active Core Fund, Mid Cap Core Equity Fund, Multi Cap Equity Income Fund (formerly U.S. Large Cap Equity Fund), Opportunistic Fund, and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust with the exception of the World Energy Fund which is non-diversified. The Intermediate Tax-Free Bond Fund, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Active Core Fund, Mid Cap Core Equity Fund , Multi Cap Equity Income Fund, Opportunistic Fund, and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Active Core Fund, Mid Cap Core Equity Fund, Multi Cap Equity Income Fund, Opportunistic Fund, and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Select Shares and Premier Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares, and both the U.S. Treasury Fund and the Government Securities Money Market Fund are authorized to issue an unlimited number of Institutional Shares. As of May 31, 2017, both the Select and Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of the Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

Notes to Schedule of Portfolio Investments

May 31, 2017 (Unaudited)

The following is a summary categorization, as of May 31, 2017, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$809,895,788	$—	$809,895,788
Repurchase Agreements	—	421,156,228	—	421,156,228
Investment Companies	108,206,991	—	—	108,206,991
Total Investments	108,206,991	1,231,052,016	—	1,339,259,007

Government Securities Money Market
U.S. Government Agency Securities	—	499,404,102	—	499,404,102
U.S. Treasury Obligations	—	210,022,862	—	210,022,862
Repurchase Agreements	—	691,912,572	—	691,912,572
Investment Companies	143,135,004	—	—	143,135,004
Total Investments	143,135,004	1,401,339,536	—	1,544,474,540

Intermediate Tax-Free Bond Fund
Municipal Bonds[1]	—	37,673,311	—	37,673,311
Investment in Affiliates	62,967	—	—	62,967
Total Investments	62,967	37,673,311	—	37,736,278

Limited Duration Fund
Asset Backed Securities	—	6,641,067	—	6,641,067
Mortgage Backed Securities[2]	—	51,054,677	—	51,054,677
Corporate Bonds[3]	—	3,925,563	—	3,925,563
Municipal Bond[1]	—	1,084,700	—	1,084,700
U.S. Government Agency Securities	—	6,796,162	—	6,796,162
U.S. Treasury Obligations	—	27,579,774	—	27,579,774
Investment in Affiliates	1,775,119	—	—	1,775,119
Total Investments	1,775,119	97,081,943	—	98,857,062

Moderate Duration Fund
Asset Backed Securities	—	1,765,503	—	1,765,503
Mortgage Backed Securities[2]	—	20,779,256	—	20,779,256
Corporate Bonds[3]	—	3,119,752	—	3,119,752
Taxable Municipal Bonds[1]	—	1,139,478	—	1,139,478
U.S. Government Agency Securities	—	3,240,756	—	3,240,756
U.S. Treasury Obligations	—	18,689,563	—	18,689,563
Investment in Affiliates	348,178	—	—	348,178
Total Investments	348,178	48,734,308	—	49,082,486

Bond Fund
Asset Backed Securities	—	929,539	—	929,539
Mortgage Backed Securities[2]	—	50,369,361	—	50,369,361
Corporate Bonds[3]	—	4,302,706	—	4,302,706
Taxable Municipal Bonds[1]	—	3,047,290	—	3,047,290
U.S. Government Agency Securities	—	16,918,845	—	16,918,845
U.S. Treasury Obligations	—	52,678,063	—	52,678,063
Investment in Affiliates	2,140,873	—	—	2,140,873
Total Investments	2,140,873	128,245,804	—	130,386,677

Active Core Fund
Common Stocks[3]	26,227,802	—	—	26,227,802
Asset Backed Securities	—	745,734	—	745,734
Mortgage Backed Securities[2]	—	8,059,854	—	8,059,854
Corporate Bonds[3]	—	1,249,230	—	1,249,230
Taxable Municipal Bonds[1]	—	980,954	—	980,954
U.S. Government Agency Securities	—	2,774,462	—	2,774,462
U.S. Treasury Obligations	—	8,758,320	—	8,758,320
Investment Companies	3,564,539	—	—	3,564,539
Investment in Affiliates	1,831,088	—	—	1,831,088
Total Investments	31,623,429	22,568,554	—	54,191,983

Mid Cap Core Equity Fund
Common Stocks[3]	1,135,595	—	—	1,135,595
Investment in Affiliates	11,190	—	—	11,190
Total Investments	1,146,785	—	—	1,146,785

Multi Cap Equity Income Fund
Common Stocks[3]	3,082,359	—	—	3,082,359
Investment in Affiliates	27,326	—	—	27,326
Total Investments	3,109,685	—	—	3,109,685

Opportunistic Fund
Common Stocks[3]	36,561,184	—	—	36,561,184
Mortgage Backed Securities[2]	—	93,440	—	93,440
Corporate Bonds[3]	—	3,010,081	—	3,010,081
Investment Companies	1,275,128	—	—	1,275,128
Investment in Affiliates	1,744,859	—	—	1,744,859
Total Investments	39,581,171	3,103,521	—	42,684,692

World Energy Fund
Common Stocks[3]	45,423,560	—	—	45,423,560
Corporate Bonds[3]	—	2,957,758	—	2,957,758
Warrant	6,834	—	—	6,834
Investment in Affiliates	1,358,898	—	—	1,358,898
Total Investments	46,789,292	2,957,758	—	49,747,050

Notes to Schedule of Portfolio Investments

May 31, 2017 (Unaudited)

1	Please see the Schedule of Portfolio Investments for State classification.
2	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
3	Please see the Schedule of Portfolio Investments for Industry classification.

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. As of the year ended August 31, 2016 and the period ended May 31, 2017 there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of May 31, 2017, based on levels assigned to securities on August 31, 2016.

Securities Valuation:

The Money Market Funds, which operate as either government or retail funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Active Core Fund, Multi Cap Equity Income Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.  Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity, and of sufficient credit quality, are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Funds did not engage in short sales during the period ending May 31, 2017.

Notes to Schedule of Portfolio Investments

May 31, 2017 (Unaudited)

Purchased Call Options:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of their total assets.

The Funds did not hold purchased options during the period ending May 31, 2017.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of May 31, 2017 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Moderate Duration Fund:
Preferred Term Securities XI, B1, 274.82%, 9/24/33, Callable 7/7/17 @ 100	09/12/03	$515,167	$500,000	$327,500

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Bond Fund:
Preferred Term Securities XI, B1, 274.82%, 9/24/33, Callable 7/7/17 @ 100	09/12/03	$515,167	$500,000	$327,500

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

3.    Credit Risk and Other Risk Considerations:

The Intermediate Tax-Free Bond Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Limited Duration Fund, Moderate Duration Fund, Bond Fund and Active Core Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

Notes to Schedule of Portfolio Investments

May 31, 2017 (Unaudited)

Mid Cap Core Equity Fund invests primarily in a diversified portfolio of common stocks of Mid Cap U.S. companies which are subject to foreign investment risk as with stock, fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

4.    Federal Income Taxes:

At May 31, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$36,409,703	$1,364,129	$(37,554)	$1,326,575
Limited Duration Fund	100,691,334	371,317	(2,205,589)	(1,834,272)
Moderate Duration Fund	49,734,843	319,897	(972,254)	(652,357)
Bond Fund	132,483,023	579,615	(2,675,961)	(2,096,346)
Active Core Fund	45,136,684	10,052,476	(997,177)	9,055,299
Mid Cap Core Equity Fund	1,109,903	88,134	(51,252)	36,882
Multi Cap Equity Fund	2,801,620	436,710	(128,645)	308,065
Opportunistic Fund	39,722,125	3,862,503	(899,936)	2,962,567
World Energy Fund	47,920,674	3,497,396	(1,671,020)	1,826,376

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer

Date	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer

Date	July 27, 2017

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date	July 27, 2017

* Print the name and title of each signing officer under his or her signature.